UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Item 1. Reports to Stockholders.

Semiannual Report July 31, 2012

Columbia Portfolio Builder Series

Columbia Portfolio Builder Conservative Fund

Columbia Portfolio Builder Moderate Conservative Fund

Columbia Portfolio Builder Moderate Fund

Columbia Portfolio Builder Moderate Aggressive Fund

Columbia Portfolio Builder Aggressive Fund

Columbia Portfolio Builder Series

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Portfolio Builder Series

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Conservative Fund

(Unaudited)

Performance Summary

>	Columbia Portfolio Builder Conservative Fund (the Fund) Class A shares rose 3.92% (excluding sales charges) for the six months ended July 31, 2012.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.88% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, gained 5.10% for the period.

>	The Fund outperformed its Blended Index, which gained 2.80% for the same time frame.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.03% for the same period.

>	The MSCI EAFE Index (Gross) decreased 0.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		3.92	4.82	4.42	4.62
Including sales charges		-0.97	-0.15	3.40	4.02
Class B	03/04/04
Excluding sales charges		3.43	3.90	3.63	3.82
Including sales charges		-1.57	-1.07	3.28	3.82
Class C	03/04/04
Excluding sales charges		3.45	4.07	3.64	3.84
Including sales charges		2.45	3.08	3.64	3.84
Class R*	09/27/10	3.79	4.54	4.21	4.41
Class R4	03/04/04	3.83	4.83	4.60	4.79
Class Z*	09/27/10	3.97	5.00	4.50	4.67
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.42
Russell 3000 Index		5.10	7.33	1.29	4.52
Blended Index		2.80	5.71	5.11	5.12	**
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.05	0.79	1.86	**
MSCI EAFE Index (Gross)		-0.75	-10.99	-5.14	4.18

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	From February 29, 2004

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

2	Semiannual Report 2012

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Conservative Fund

(Unaudited)

The Columbia Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index (Gross). The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012	3

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Conservative Fund

(Unaudited)

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	19.9
Dividend Income	4.1
International	4.2
U.S. Large Cap	8.5
U.S. Mid Cap	2.5
U.S. Small Cap	0.6
Fixed-Income Funds	69.1
Convertible	1.0
Emerging Markets	5.1
Inflation Protected Securities	5.0
Investment Grade	58.0
Alternative Investments	8.0
Money Market Funds	3.0

Percentages indicated are based upon total investments.

4	Semiannual Report 2012

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Moderate Conservative Fund

(Unaudited)

Performance Summary

>	Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 3.91% (excluding sales charges) for the six months ended July 31, 2012.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.88% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, gained 5.10% for the period.

>	The Fund outperformed its Blended Index, which increased 3.09% for the same time frame.

>	The MSCI EAFE Index (Gross) decreased 0.75% during the same six-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.03% for the same period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		3.91	4.89	4.27	5.22
Including sales charges		-0.99	-0.11	3.27	4.61
Class B	03/04/04
Excluding sales charges		3.52	4.08	3.48	4.43
Including sales charges		-1.48	-0.92	3.13	4.43
Class C	03/04/04
Excluding sales charges		3.55	4.05	3.50	4.44
Including sales charges		2.55	3.05	3.50	4.44
Class R*	09/27/10	3.76	4.57	4.05	5.00
Class R4	03/04/04	3.94	4.94	4.46	5.41
Class Z*	09/27/10	4.03	5.05	4.38	5.28
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.42
Blended Index		3.09	5.46	4.46	5.28	**
Russell 3000 Index		5.10	7.33	1.29	4.52
MSCI EAFE Index (Gross)		-0.75	-10.99	-5.14	4.18
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.05	0.79	1.86	**

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	From February 29, 2004

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Semiannual Report 2012	5

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Moderate Conservative Fund

(Unaudited)

The Columbia Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Index, 5% Citigroup 3-Month U.S. Treasury Bill Index and 10% MSCI EAFE Index (Gross). The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Moderate Conservative Fund

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	34.8
Dividend Income	5.7
International	8.2
U.S. Large Cap	13.8
U.S. Mid Cap	5.2
U.S. Small Cap	1.9
Fixed-Income Funds	58.5
Convertible	1.0
Emerging Markets	5.1
High Yield	4.1
Inflation Protected Securities	2.0
Investment Grade	46.3
Alternative Investments	5.9
Money Market Funds	0.8

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012	7

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Moderate Fund

(Unaudited)

Performance Summary

>	Columbia Portfolio Builder Moderate Fund (the Fund) Class A shares rose 3.10% (excluding sales charges) for the six months ended July 31, 2012.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.88% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, gained 5.10% for the period.

>	The Fund underperformed its Blended Index, which gained 3.30% for the same time frame.

>	The MSCI EAFE Index (Gross) decreased 0.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		3.10	2.89	3.30	5.27
Including sales charges		-2.87	-3.06	2.08	4.53
Class B	03/04/04
Excluding sales charges		2.72	2.19	2.52	4.46
Including sales charges		-2.28	-2.81	2.18	4.46
Class C	03/04/04
Excluding sales charges		2.73	2.24	2.53	4.48
Including sales charges		1.73	1.24	2.53	4.48
Class R*	09/27/10	2.89	2.64	3.04	5.01
Class R4	03/04/04	3.11	2.95	3.52	5.48
Class Z*	09/27/10	3.14	3.17	3.39	5.32
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.42
Russell 3000 Index		5.10	7.33	1.29	4.52
Blended Index		3.30	4.93	3.65	5.34
MSCI EAFE Index (Gross)		-0.75	-10.99	-5.14	4.18

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Columbia Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Gross). The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Moderate Fund

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	49.0
Dividend Income	5.6
International	12.6
U.S. Large Cap	19.9
U.S. Mid Cap	8.0
U.S. Small Cap	2.9
Fixed-Income Funds	46.5
Convertible	2.5
Emerging Markets	2.1
High Yield	4.4
Inflation Protected Securities	1.5
Investment Grade	36.0
Alternative Investments	4.0
Money Market Funds	0.5

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012	9

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Moderate Aggressive Fund

(Unaudited)

Performance Summary

>	Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 2.75% (excluding sales charges) for the six months ended July 31, 2012.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, gained 5.10% for the period.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.88% for the period.

>	The Fund underperformed its Blended Index, which gained 3.38% for the same time frame.

>	The MSCI EAFE Index (Gross) decreased 0.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		2.75	1.73	1.96	4.87
Including sales charges		-3.16	-4.09	0.75	4.14
Class B	03/04/04
Excluding sales charges		2.37	1.03	1.20	4.08
Including sales charges		-2.63	-3.97	0.86	4.08
Class C	03/04/04
Excluding sales charges		2.39	0.99	1.21	4.09
Including sales charges		1.39	-0.01	1.21	4.09
Class R*	09/27/10	2.61	1.44	1.74	4.65
Class R4	03/04/04	2.72	1.88	2.18	5.08
Class Z*	09/27/10	2.89	2.02	2.06	4.93
Russell 3000 Index		5.10	7.33	1.29	4.52
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.42
Blended Index		3.38	4.12	2.51	5.17
MSCI EAFE Index (Gross)		-0.75	-10.99	-5.14	4.18

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Columbia Portfolio Builder Moderate Aggressive Fund Blended Index consists of 35% Barclays U.S. Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index (Gross). The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

10	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Moderate Aggressive Fund

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	65.4
Dividend Income	4.3
International	16.8
Real Estate	1.0
U.S. Large Cap	28.6
U.S. Mid Cap	10.8
U.S. Small Cap	3.9
Fixed-Income Funds	30.3
Convertible	2.0
Emerging Markets	1.0
High Yield	4.6
Inflation Protected Securities	1.0
Investment Grade	21.7
Alternative Investments	3.5
Money Market Funds	0.8

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012	11

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Aggressive Fund

(Unaudited)

Performance Summary

>	Columbia Portfolio Builder Aggressive Fund (the Fund) Class A shares rose 2.16% (excluding sales charges) for the six months ended July 31, 2012.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, gained 5.10% for the period.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.88% for the period.

>	The Fund underperformed its Blended Index, which gained 3.38% for the same time frame.

>	The MSCI EAFE Index (Gross) decreased 0.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		2.16	0.33	0.53	4.45
Including sales charges		-3.70	-5.41	-0.65	3.72
Class B	03/04/04
Excluding sales charges		1.87	-0.40	-0.21	3.66
Including sales charges		-3.13	-5.35	-0.55	3.66
Class C	03/04/04
Excluding sales charges		1.89	-0.41	-0.21	3.65
Including sales charges		0.89	-1.40	-0.21	3.65
Class R*	09/27/10	2.07	0.06	0.32	4.23
Class R4	03/04/04	2.35	0.47	0.76	4.66
Class Z*	09/27/10	2.36	0.66	0.65	4.52
Russell 3000 Index		5.10	7.33	1.29	4.52
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.42
Blended Index		3.38	3.03	1.22	4.93
MSCI EAFE Index (Gross)		-0.75	-10.99	-5.14	4.18

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Columbia Portfolio Builder Aggressive Fund Blended Index consists of 20% Barclays U.S. Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index (Gross). The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

12	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Aggressive Fund

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	81.3
Dividend Income	5.3
International	21.7
Real Estate	2.0
U.S. Large Cap	33.9
U.S. Mid Cap	13.4
U.S. Small Cap	5.0
Fixed-Income Funds	14.2
High Yield	3.3
Investment Grade	10.9
Alternative Investments	3.5
Money Market Funds	1.0

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012	13

Columbia Portfolio Builder Series

Understanding Your Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Portfolio Builder Conservative Fund

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.20	1,022.48	2.43	2.41	0.48	5.43	5.38	1.07
Class B	1,000.00	1,000.00	1,034.30	1,018.75	6.22	6.17	1.23	9.21	9.14	1.82
Class C	1,000.00	1,000.00	1,034.50	1,018.75	6.22	6.17	1.23	9.21	9.14	1.82
Class R	1,000.00	1,000.00	1,037.90	1,021.18	3.75	3.72	0.74	6.74	6.68	1.33
Class R4	1,000.00	1,000.00	1,038.30	1,022.82	2.08	2.06	0.41	5.07	5.03	1.00
Class Z	1,000.00	1,000.00	1,039.70	1,023.72	1.17	1.16	0.23	4.16	4.13	0.82

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

14	Semiannual Report 2012

Columbia Portfolio Builder Series

Understanding Your Expenses (continued)

(Unaudited)

Columbia Portfolio Builder Moderate Conservative Fund

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.10	1,022.68	2.23	2.21	0.44	5.58	5.53	1.10
Class B	1,000.00	1,000.00	1,035.20	1,018.95	6.02	5.97	1.19	9.36	9.29	1.85
Class C	1,000.00	1,000.00	1,035.50	1,018.95	6.02	5.97	1.19	9.36	9.29	1.85
Class R	1,000.00	1,000.00	1,037.60	1,021.68	3.24	3.22	0.64	6.59	6.53	1.30
Class R4	1,000.00	1,000.00	1,039.40	1,023.07	1.83	1.81	0.36	5.17	5.13	1.02
Class Z	1,000.00	1,000.00	1,040.30	1,023.92	0.96	0.96	0.19	4.31	4.28	0.85

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Columbia Portfolio Builder Moderate Fund

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.00	1,022.73	2.17	2.16	0.43	5.76	5.73	1.14
Class B	1,000.00	1,000.00	1,027.20	1,019.00	5.95	5.92	1.18	9.53	9.49	1.89
Class C	1,000.00	1,000.00	1,027.30	1,019.00	5.95	5.92	1.18	9.53	9.49	1.89
Class R	1,000.00	1,000.00	1,028.90	1,021.48	3.43	3.42	0.68	7.01	6.99	1.39
Class R4	1,000.00	1,000.00	1,031.10	1,023.22	1.67	1.66	0.33	5.25	5.23	1.04
Class Z	1,000.00	1,000.00	1,031.40	1,023.97	0.91	0.91	0.18	4.50	4.48	0.89

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Semiannual Report 2012	15

Columbia Portfolio Builder Series

Understanding Your Expenses (continued)

(Unaudited)

Columbia Portfolio Builder Moderate Aggressive Fund

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.50	1,022.58	2.32	2.31	0.46	6.15	6.14	1.22
Class B	1,000.00	1,000.00	1,023.70	1,018.85	6.09	6.07	1.21	9.91	9.89	1.97
Class C	1,000.00	1,000.00	1,023.90	1,018.85	6.09	6.07	1.21	9.91	9.89	1.97
Class R	1,000.00	1,000.00	1,026.10	1,021.48	3.43	3.42	0.68	7.25	7.24	1.44
Class R4	1,000.00	1,000.00	1,027.20	1,023.27	1.61	1.61	0.32	5.44	5.43	1.08
Class Z	1,000.00	1,000.00	1,028.90	1,023.82	1.06	1.06	0.21	4.89	4.88	0.97

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Columbia Portfolio Builder Aggressive Fund

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.60	1,022.43	2.46	2.46	0.49	6.53	6.54	1.30
Class B	1,000.00	1,000.00	1,018.70	1,018.75	6.17	6.17	1.23	10.24	10.24	2.04
Class C	1,000.00	1,000.00	1,018.90	1,018.70	6.22	6.22	1.24	10.29	10.29	2.05
Class R	1,000.00	1,000.00	1,020.70	1,021.13	3.77	3.77	0.75	7.84	7.84	1.56
Class R4	1,000.00	1,000.00	1,023.50	1,023.17	1.71	1.71	0.34	5.79	5.78	1.15
Class Z	1,000.00	1,000.00	1,023.60	1,023.67	1.21	1.21	0.24	5.28	5.28	1.05

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

16	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Conservative Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 20.0%
	Shares	Value ($)
		.
Dividend Income 4.1%
Columbia Dividend Income Fund, Class I Shares(a)	449,712	6,642,243

Columbia Dividend Opportunity Fund, Class I Shares(a)	770,473	6,649,186

Total		13,291,429

International 4.3%
Columbia Acorn International, Class I Shares(a)	12,847	479,325

Columbia Emerging Markets Fund, Class I Shares(a)(b)	286,688	2,585,923

Columbia European Equity Fund, Class I Shares(a)	1,063,861	5,776,768

Columbia Pacific/Asia Fund, Class I Shares(a)	622,487	4,842,948

Total		13,684,964

U.S. Large Cap 8.5%
Columbia Contrarian Core Fund, Class I Shares(a)	421,654	6,472,393

Columbia Large Cap Core Fund, Class I Shares(a)	113,378	1,616,775

Columbia Large Cap Growth Fund, Class I Shares(a)	153,307	4,030,447

Columbia Large Core Quantitative Fund, Class I Shares(a)	1,266,085	8,077,621

Columbia Large Growth Quantitative Fund, Class I Shares(a)	845,734	7,239,482

Total		27,436,718

U.S. Mid Cap 2.5%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	149,724	3,970,685

Columbia Mid Cap Value Fund, Class I Shares(a)	293,951	4,006,545

Total		7,977,230

U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares(a)(b)	133,435	2,044,217

Total Equity Funds (Cost: $59,737,818)		64,434,558

Fixed-Income Funds 68.9%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	222,539	3,206,783

Fixed-Income Funds (continued)
	Shares	Value ($)
		.
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,348,548	16,276,979

Inflation Protected Securities 5.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,414,044	16,091,820

Investment Grade 57.9%
Columbia Corporate Income Fund, Class I Shares(a)	5,497,853	58,332,217

Columbia Limited Duration Credit Fund, Class I Shares(a)	3,166,417	32,139,139

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	12,966,488	74,038,644

Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,904,243	22,412,941

Total		186,922,941

Total Fixed-Income Funds (Cost: $211,131,560)		222,498,523

Alternative Investments 7.9%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	467,660	4,816,898

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	716,126	7,189,904

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	717,352	7,159,175

Columbia Flexible Capital Income Fund, Class I Shares(a)	601,470	6,453,768

Total Alternative Investments (Cost: $24,956,414)		25,619,745

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.153%(a)(c)	9,705,263	9,705,263

Total Money Market Funds (Cost: $9,705,263)		9,705,263

Total Investments (Cost: $305,531,055)		322,258,089

Other Assets and Liabilities		603,557

Net Assets		322,861,646

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Conservative Fund

July 31, 2012 (Unaudited)

Investment in Derivatives

At July 31, 2012, $602,958 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro Stoxx 50	(132)	(3,780,969)	Sept. 2012	—	(328,255)

E-Mini S&P 500 Index	(90)	(6,185,700)	Sept. 2012	—	(334,795)

Total				—	(663,050)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra Short Term Bond Fund, Class I Shares	14,533,485	268,352	(14,834,116)	32,279	—	—	22,086	—

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	3,996,344	793,718	(84,536)	447	4,705,973	—	—	4,816,898

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	7,371,192	(202,657)	(31)	7,168,504	—	—	7,189,904

Columbia Absolute Return Multi-Strategy Fund, Class I Shares	6,108,714	2,575,156	(1,538,249)	9,154	7,154,775	—	—	7,159,175

Columbia Acorn International, Class I Shares	504,501	102,073	(104,465)	(2,421)	499,688	—	2,612	479,325

Columbia Contrarian Core Fund, Class I Shares	6,096,893	296,857	(1,389,426)	448,384	5,452,708	—	—	6,472,393

Columbia Convertible Securities Fund, Class I Shares	13,332,351	370,598	(10,092,595)	(408,952)	3,201,402	—	120,146	3,206,783

Columbia Corporate Income Fund, Class I Shares	54,880,305	2,355,613	(2,759,739)	79,327	54,555,506	—	1,050,995	58,332,217

Columbia Dividend Income Fund, Class I Shares	5,294,000	1,151,550	(467,420)	32,432	6,010,562	—	90,872	6,642,243

Columbia Dividend Opportunity Fund, Class I Shares	4,751,716	1,214,482	(397,632)	155,434	5,724,000	—	113,917	6,649,186

Columbia Emerging Markets Bond Fund, Class I Shares	15,170,380	803,372	(1,045,458)	50,370	14,978,664	—	463,879	16,276,979

Columbia Emerging Markets Fund, Class I Shares	952,831	1,905,798	(52,286)	(4,368)	2,801,975	113,713	—	2,585,923

Columbia European Equity Fund, Class I Shares	4,737,392	2,356,982	(1,159,895)	(98,026)	5,836,453	—	—	5,776,768

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Conservative Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	6,150,343	286,755	(555,194)	45,258	5,927,162	—	93,500	6,453,768

Columbia Inflation Protected Securities Fund, Class I Shares	14,227,858	662,144	(649,117)	87,750	14,328,635	—	146,839	16,091,820

Columbia Large Cap Core Fund, Class I Shares	1,613,695	74,906	(172,329)	6,196	1,522,468	—	3,459	1,616,775

Columbia Large Cap Growth Fund, Class I Shares	3,020,519	222,354	(413,413)	129,345	2,958,805	—	—	4,030,447

Columbia Large Core Quantitative Fund, Class I Shares	3,302,105	4,163,094	(513,150)	225,898	7,177,947	—	—	8,077,621

Columbia Large Growth Quantitative Fund, Class I Shares	5,081,091	1,803,756	(523,355)	179,600	6,541,092	—	—	7,239,482

Columbia Limited Duration Credit Fund, Class I Shares	32,345,723	1,174,645	(3,526,719)	257,027	30,250,676	—	403,367	32,139,139

Columbia Mid Cap Growth Fund, Class I Shares	2,376,091	1,837,833	(175,642)	(3,116)	4,035,166	—	—	3,970,685

Columbia Mid Cap Value Fund, Class I Shares	825,180	3,436,794	(189,022)	(175)	4,072,777	—	19,405	4,006,545

Columbia Mid Cap Value Opportunity Fund, Class I Shares	1,381,019	868	(1,657,068)	275,181	—	—	—	—

Columbia Money Market Fund, Class I Shares	2	53	(55)	—	—	—	—	—

Columbia Pacific/Asia Fund, Class I Shares	2,316,805	2,757,402	(161,265)	(12,488)	4,900,454	—	32,610	4,842,948

Columbia Short-Term Cash Fund	582,304	14,508,423	(5,385,464)	—	9,705,263	—	3,724	9,705,263

Columbia Small Cap Core Fund, Class I Shares	—	3,283,853	(1,063,226)	(16,904)	2,203,723	—	—	2,044,217

Columbia U.S. Treasury Index Fund, Class I Shares	24,370,994	1,324,300	(3,601,135)	190,829	22,284,988	365,955	164,637	22,412,941

Columbia US Government Mortgage Fund, Class I Shares	74,107,909	2,357,341	(5,023,156)	89,595	71,531,689	—	1,005,625	74,038,644

Total	302,060,550	59,460,264	(57,737,784)	1,748,025	305,531,055	479,668	3,737,673	322,258,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Conservative Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Conservative Fund

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	322,258,089	—	—	322,258,089

Derivatives

Liabilities

Futures Contracts	(663,050)	—	—	(663,050)

Total	321,595,039	—	—	321,595,039

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Moderate Conservative Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 34.7%
	Shares	Value ($)

Dividend Income 5.7%
Columbia Dividend Income Fund, Class I Shares(a)	857,244	12,661,488

Columbia Dividend Opportunity Fund, Class I Shares(a)	2,209,430	19,067,383

Total		31,728,871

International 8.1%
Columbia Acorn International, Class I Shares(a)	36,857	1,375,143

Columbia Emerging Markets Fund, Class I Shares(a)(b)	939,843	8,477,383

Columbia European Equity Fund, Class I Shares(a)	3,044,029	16,529,078

Columbia Greater China Fund, Class I Shares(a)	117,059	5,261,807

Columbia Pacific/Asia Fund, Class I Shares(a)	1,787,567	13,907,271

Total		45,550,682

U.S. Large Cap 13.8%
Columbia Contrarian Core Fund, Class I Shares(a)	1,457,221	22,368,347

Columbia Large Cap Core Fund, Class I Shares(a)	489,706	6,983,212

Columbia Large Cap Growth Fund, Class I Shares(a)	465,638	12,241,618

Columbia Large Core Quantitative Fund, Class I Shares(a)	2,631,792	16,790,831

Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,213,450	18,947,132

Total		77,331,140

U.S. Mid Cap 5.2%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	514,466	13,643,648

Columbia Mid Cap Value Fund, Class I Shares(a)	1,113,195	15,172,841

Total		28,816,489

U.S. Small Cap 1.9%
Columbia Small Cap Core Fund, Class I Shares(a)(b)	708,522	10,854,555

Total Equity Funds
(Cost: $180,070,246)		194,281,737

Fixed-Income Funds 58.3%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	383,833	5,531,035

Fixed-Income Funds (continued)
	Shares	Value ($)

Emerging Markets 5.1%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,360,052	28,485,820

High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares(a)	2,314,261	22,656,616

Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	986,842	11,230,264

Investment Grade 46.2%
Columbia Corporate Income Fund, Class I Shares(a)	9,074,039	96,275,554

Columbia Limited Duration Credit Fund, Class I Shares(a)	3,847,408	39,051,186

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	19,616,075	112,007,790

Columbia U.S. Treasury Index Fund, Class I Shares(a)	949,686	11,177,808

Total		258,512,338

Total Fixed-Income Funds
(Cost: $310,865,791)		326,416,073

Alternative Investments 6.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,032,514	10,634,892

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	551,552	5,537,582

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	551,824	5,507,199

Columbia Flexible Capital Income Fund, Class I Shares(a)	1,088,929	11,684,213

Total Alternative Investments
(Cost: $32,114,855)		33,363,886

Money Market Funds 0.9%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	7	7

Columbia Short-Term Cash Fund, 0.153%(a)(c)	4,841,318	4,841,318

Total Money Market Funds
(Cost: $4,841,325)		4,841,325

Total Investments
(Cost: $527,892,217)		558,903,021

Other Assets and Liabilities		781,719

Net Assets		559,684,740

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

July 31, 2012 (Unaudited)

Investment in Derivatives

At July 31, 2012, $988,827 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro Stoxx 50	(258)	(7,390,076)	Sept. 2012	—	(641,589)

Russell 2000 E-Mini ICE	(71)	(5,570,660)	Sept. 2012	—	(279,914)

Total				—	(921,503)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra Short Term Bond Fund, Class I Shares	9,088,797	371,944	(9,478,573)	17,832	—	—	13,207	—

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	13,072,668	303,557	(2,995,953)	9,788	10,390,060	—	—	10,634,892

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	5,556,694	(35,429)	(133)	5,521,132	—	—	5,537,582

Columbia Absolute Return Multi-Strategy Fund, Class I Shares	10,391,923	209,027	(5,149,210)	25,384	5,477,124	—	—	5,507,199

Columbia Acorn International, Class I Shares	1,937,096	207,029	(756,498)	46,290	1,433,917	—	7,549	1,375,143

Columbia Contrarian Core Fund, Class I Shares	14,991,021	4,509,090	(926,409)	(63,360)	18,510,342	—	—	22,368,347

Columbia Convertible Securities Fund, Class I Shares	11,530,345	442,455	(5,862,190)	(290,732)	5,819,878	—	129,176	5,531,035

Columbia Corporate Income Fund, Class I Shares	88,186,515	4,792,326	(2,984,266)	94,162	90,088,737	—	1,724,522	96,275,554

Columbia Dividend Income Fund, Class I Shares	11,463,006	434,097	(711,635)	44,154	11,229,622	—	172,730	12,661,488

Columbia Dividend Opportunity Fund, Class I Shares	18,369,290	843,903	(4,285,547)	1,566,096	16,493,742	—	325,706	19,067,383

Columbia Emerging Markets Bond Fund, Class I Shares	25,813,946	1,296,412	(921,357)	42,911	26,231,912	—	805,968	28,485,820

Columbia Emerging Markets Fund, Class I Shares	3,941,402	5,427,803	(36,310)	(2,480)	9,330,415	375,830	—	8,477,383

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia European Equity Fund, Class I Shares	16,721,075	8,581,176	(8,825,821)	187,896	16,664,326	—	—	16,529,078

Columbia Flexible Capital Income Fund, Class I Shares	10,471,797	431,716	(192,942)	15,970	10,726,541	—	168,849	11,684,213

Columbia Greater China Fund, Class I Shares	5,479,382	501,531	(267,403)	(5,778)	5,707,732	—	—	5,261,807

Columbia Income Opportunities Fund, Class I Shares	10,953,187	11,810,312	(574,119)	(2,089)	22,187,291	—	633,558	22,656,616

Columbia Inflation Protected Securities Fund, Class I Shares	14,488,272	542,387	(5,535,260)	681,870	10,177,269	—	102,952	11,230,264

Columbia Large Cap Core Fund, Class I Shares	6,749,954	247,773	(553,270)	19,254	6,463,711	—	14,943	6,983,212

Columbia Large Cap Growth Fund, Class I Shares	8,642,736	1,525,325	(811,237)	26,529	9,383,353	—	—	12,241,618

Columbia Large Core Quantitative Fund, Class I Shares	8,319,509	5,165,683	(168,533)	65,211	13,381,870	—	—	16,790,831

Columbia Large Growth Quantitative Fund, Class I Shares	15,298,262	2,626,386	(964,496)	96,287	17,056,439	—	—	18,947,132

Columbia Limited Duration Credit Fund, Class I Shares	35,270,260	2,362,921	(697,375)	19,322	36,955,128	—	487,102	39,051,186

Columbia Mid Cap Growth Fund, Class I Shares	10,445,286	3,410,756	(391,311)	(7,896)	13,456,835	—	—	13,643,648

Columbia Mid Cap Value Fund, Class I Shares	4,174,527	11,550,969	(304,828)	(925)	15,419,743	—	73,847	15,172,841

Columbia Mid Cap Value Opportunity Fund, Class I Shares	6,028,232	4,568	(8,461,301)	2,428,501	—	—	—	—

Columbia Money Market Fund, Class I Shares	4	54	(50)	—	8	—	—	7

Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	999,848	761	(1,457,859)	457,250	—	—	—	—

Columbia Pacific/Asia Fund, Class I Shares	8,971,099	4,944,135	(87,578)	(5,994)	13,821,662	—	94,149	13,907,271

Columbia Short-Term Cash Fund	1,016,325	12,799,579	(8,974,585)	—	4,841,319	—	1,943	4,841,318

Columbia Small Cap Core Fund, Class I Shares	—	11,836,615	(119,144)	(932)	11,716,539	—	—	10,854,555

Columbia Small Cap Growth Fund, Class I Shares	4,586,599	2,284	(4,278,559)	(310,324)	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	25,704,792	854,650	(15,870,768)	474,723	11,163,397	183,592	85,633	11,177,808

Columbia US Government Mortgage Fund, Class I Shares	107,718,257	4,411,950	(3,975,273)	87,239	108,242,173	—	1,515,252	112,007,790

Total	510,825,412	108,005,868	(96,655,089)	5,716,026	527,892,217	559,422	6,357,089	558,903,021

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	558,903,021	—	—	558,903,021

Derivatives

Liabilities

Futures Contracts	(921,503)	—	—	(921,503)

Total	557,981,518	—	—	557,981,518

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Moderate Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 49.0%
	Shares	Value ($)

Dividend Income 5.6%
Columbia Dividend Income Fund, Class I Shares(a)	3,073,190	45,391,015

Columbia Dividend Opportunity Fund, Class I Shares(a)	4,381,115	37,809,024

Total		83,200,039

International 12.6%
Columbia Acorn International, Class I Shares(a)	146,392	5,461,899

Columbia Emerging Markets Fund, Class I Shares(a)(b)	4,648,134	41,926,166

Columbia European Equity Fund, Class I Shares(a)	11,766,767	63,893,544

Columbia Greater China Fund, Class I Shares(a)	377,268	16,958,196

Columbia Pacific/Asia Fund, Class I Shares(a)	7,490,219	58,273,908

Total		186,513,713

U.S. Large Cap 19.9%
Columbia Contrarian Core Fund, Class I Shares(a)	5,080,203	77,981,124

Columbia Large Cap Core Fund, Class I Shares(a)	1,562,823	22,285,851

Columbia Large Cap Growth Fund, Class I Shares(a)	977,258	25,692,111

Columbia Large Core Quantitative Fund, Class I Shares(a)	9,329,213	59,520,377

Columbia Large Growth Quantitative Fund, Class I Shares(a)	5,145,000	44,041,199

Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,904,331	36,943,085

Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,858,675	28,512,082

Total		294,975,829

U.S. Mid Cap 8.0%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,265,326	60,076,445

Columbia Mid Cap Value Fund, Class I Shares(a)	1,867,160	25,449,389

Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	4,124,002	32,497,140

Total		118,022,974

U.S. Small Cap 2.9%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	910,567	14,213,956

Equity Funds (continued)
	Shares	Value ($)

Columbia Small Cap Core Fund, Class I Shares(a)(b)	1,393,670	21,351,014

Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	246,896	7,184,668

Total		42,749,638

Total Equity Funds
(Cost: $674,465,553)		725,462,193

Fixed-Income Funds 46.4%
Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares(a)	2,561,885	36,916,758

Emerging Markets 2.1%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,540,563	30,664,593

High Yield 4.4%
Columbia Income Opportunities Fund, Class I Shares(a)	6,622,860	64,837,803

Inflation Protected Securities 1.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,992,623	22,676,049

Investment Grade 35.9%
Columbia Corporate Income Fund, Class I Shares(a)	10,435,230	110,717,794

Columbia Diversified Bond Fund, Class I Shares(a)	43,368,969	226,819,707

Columbia Limited Duration Credit Fund, Class I Shares(a)	4,419,503	44,857,956

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	26,357,360	150,500,526

Total		532,895,983

Total Fixed-Income Funds
(Cost: $645,084,802)		687,991,186

Alternative Investments 4.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,461,854	25,357,096

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	2,624,138	26,188,901

Columbia Flexible Capital Income Fund, Class I Shares(a)	727,338	7,804,339

Total Alternative Investments
(Cost: $58,043,530)		59,350,336

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Fund

July 31, 2012 (Unaudited)

Money Market Funds 0.4%
	Shares	Value ($)

Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	16	16

Columbia Short-Term Cash Fund, 0.153%(a)(c)	6,610,930	6,610,930

Total Money Market Funds
(Cost: $6,610,946)		6,610,946

Total Investments
(Cost: $1,384,204,831)		1,479,414,661

Other Assets and Liabilities		2,680,644

Net Assets		1,482,095,305

Investment in Derivatives

At July 31, 2012, $2,700,861 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	(188)	20,652,112	Sept. 2012	—	(1,792,968)

Russell 2000 Emini Index	(721)	14,750,480	Sept. 2012	—	(741,181)

Total					(2,534,149)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,714,834	600,705	(520,702)	6,043	24,800,880		—	25,357,096

Columbia Absolute Return Multi-Strategy Fund, Class I Shares	31,548,322	746,850	(6,248,697)	37,291	26,083,766		—	26,188,901

Columbia Acorn International, Class I Shares	8,788,868	199,669	(3,649,347)	323,166	5,662,356		30,683	5,461,899

Columbia Contrarian Core Fund, Class I Shares	49,669,152	21,989,179	(2,737,570)	(206,924)	68,713,837		—	77,981,124

Columbia Convertible Securities Fund, Class I Shares	37,170,057	1,774,209	(1,500,274)	22,443	37,466,435		607,201	36,916,758

Columbia Corporate Income Fund, Class I Shares	90,941,580	16,697,123	(3,812,523)	122,263	103,948,443		1,981,395	110,717,794

Columbia Diversified Bond Fund, Class I Shares	311,798,097	10,903,487	(123,186,992)	7,939,534	207,454,126		4,287,622	226,819,707

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Dividend Income Fund, Class I Shares	50,130,108	945,270	(9,504,027)	434,877	42,006,228		620,990	45,391,015

Columbia Dividend Opportunity Fund, Class I Shares	35,006,245	1,014,174	(8,709,184)	1,488,419	28,799,654		647,345	37,809,024

Columbia Emerging Markets Bond Fund, Class I Shares	27,856,147	1,305,012	(962,794)	43,530	28,241,895		869,487	30,664,593

Columbia Emerging Markets Fund, Class I Shares	18,170,464	28,250,030	(183,330)	(13,473)	46,223,691	1,890,539	—	41,926,166

Columbia European Equity Fund, Class I Shares	84,425,253	22,223,334	(43,371,848)	512,529	63,789,268		—	63,893,544

Columbia Flexible Capital Income Fund, Class I Shares	7,063,237	220,953	(135,819)	10,512	7,158,883		113,200	7,804,339

Columbia Greater China Fund, Class I Shares	18,434,786	709,452	(516,352)	(20,061)	18,607,825		—	16,958,196

Columbia Income Opportunities Fund, Class I Shares	54,471,849	6,525,296	(2,013,568)	441,679	59,425,256		1,850,302	64,837,803

Columbia Inflation Protected Securities Fund, Class I Shares	25,932,361	984,140	(7,570,959)	1,027,242	20,372,784		208,518	22,676,049

Columbia Large Cap Core Fund, Class I Shares	22,717,692	253,693	(1,546,198)	53,848	21,479,035		48,012	22,285,851

Columbia Large Cap Growth Fund, Class I Shares	24,802,349	282,926	(9,068,096)	1,804,824	17,822,003		—	25,692,111

Columbia Large Core Quantitative Fund, Class I Shares	36,059,536	14,144,280	(2,249,975)	874,478	48,828,319		—	59,520,377

Columbia Large Growth Quantitative Fund, Class I Shares	45,778,743	479,108	(6,608,440)	(836,055)	38,813,356		—	44,041,199

Columbia Limited Duration Credit Fund, Class I Shares	30,599,366	13,462,544	(1,133,127)	95,141	43,023,924		557,438	44,857,956

Columbia Mid Cap Growth Fund, Class I Shares	45,226,978	14,093,679	(394,624)	(8,615)	58,917,418		—	60,076,445

Columbia Mid Cap Value Fund, Class I Shares	18,953,185	7,318,262	(241,084)	(1,548)	26,028,815		119,629	25,449,389

Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,909,673	630,768	(1,530,709)	677,877	22,687,609		—	32,497,140

Columbia Money Market Fund, Class I Shares	—	54	(38)	—	16		—	16

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	6,744,425	9,437	(11,795,471)	5,041,609	—		—	—

Columbia Pacific/Asia Fund, Class I Shares	41,637,086	16,668,510	(309,393)	(22,199)	57,974,004		398,675	58,273,908

Columbia Select Large Cap Growth Fund, Class I Shares	41,417,116	857,957	(6,110,015)	132,573	36,297,631		—	36,943,085

Columbia Select Large-Cap Value Fund, Class I Shares	25,921,654	648,305	(1,619,966)	422,042	25,372,035		—	28,512,082

Columbia Select Smaller-Cap Value Fund, Class I Shares	4,113,629	11,454,734	(136,838)	(11,516)	15,420,009		—	14,213,956

Columbia Short-Term Cash Fund	2,735,837	21,709,060	(17,833,967)	—	6,610,930		5,692	6,610,930

Columbia Small Cap Core Fund, Class I Shares	—	23,329,397	(223,206)	(2,364)	23,103,827		—	21,351,014

Columbia Small Cap Growth Fund I, Class I Shares	16,566,093	214,268	(8,078,267)	(783,463)	7,918,631		—	7,184,668

Columbia U.S. Government Mortgage Fund, Class I Shares	66,103,655	83,505,182	(4,956,098)	499,203	145,151,942		2,000,019	150,500,526

Columbia U.S. Treasury Index Fund, Class I Shares	26,757,834	25,165	(28,226,010)	1,443,011	—		8,444	—

Total	1,355,166,211	324,176,212	(316,685,508)	21,547,916	1,384,204,831	1,890,539	14,354,652	1,479,414,661

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Fund

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	1,479,414,661	—	—	1,479,414,661

Derivatives

Liabilities

Futures Contracts	(2,534,149)	—	—	(2,534,149)

Total	1,476,880,512	—	—	1,476,880,512

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Moderate Aggressive Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 65.4%
	Shares	Value ($)

Dividend Income 4.3%
Columbia Dividend Income Fund, Class I Shares(a)	1,579,764	23,333,122

Columbia Dividend Opportunity Fund, Class I Shares(a)	3,047,333	26,298,480

Total		49,631,602

International 16.7%
Columbia Acorn International, Class I Shares(a)	145,749	5,437,901

Columbia Emerging Markets Fund, Class I Shares(a)(b)	4,579,338	41,305,627

Columbia European Equity Fund, Class I Shares(a)	11,736,515	63,729,275

Columbia Greater China Fund, Class I Shares(a)	472,597	21,243,235

Columbia Pacific/Asia Fund, Class I Shares(a)	7,781,128	60,537,177

Total		192,253,215

Real Estate 1.1%
Columbia Real Estate Equity Fund, Class I Shares(a)	794,713	11,769,697

U.S. Large Cap 28.6%
Columbia Contrarian Core Fund, Class I Shares(a)	4,692,562	72,030,834

Columbia Diversified Equity Income Fund, Class I Shares(a)	2,562,099	26,056,551

Columbia Large Cap Core Fund, Class I Shares(a)	2,279,829	32,510,364

Columbia Large Cap Growth Fund, Class I Shares(a)	1,428,072	37,544,005

Columbia Large Core Quantitative Fund, Class I Shares(a)	8,195,636	52,288,156

Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,048,270	34,653,191

Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,918,778	37,126,852

Columbia Select Large-Cap Value Fund, Class I Shares(a)	2,382,415	36,546,246

Total		328,756,199

U.S. Mid Cap 10.8%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,104,825	55,819,963

Columbia Mid Cap Value Fund, Class I Shares(a)	2,521,964	34,374,362

Equity Funds (continued)
	Shares	Value ($)

Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	4,341,158	34,208,324

Total		124,402,649

U.S. Small Cap 3.9%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)(b)	2,431,722	14,103,988

Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	179,138	2,796,342

Columbia Small Cap Core Fund, Class I Shares(a)(b)	731,631	11,208,590

Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	582,472	16,949,945

Total		45,058,865

Total Equity Funds (Cost: $685,261,298)		751,872,227

Fixed-Income Funds 30.3%
Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,598,823	23,039,035

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	973,099	11,745,301

High Yield 4.6%
Columbia Income Opportunities Fund, Class I Shares(a)(b)	5,353,079	52,406,639

Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,015,968	11,561,720

Investment Grade 21.7%
Columbia Corporate Income Fund, Class I Shares(a)	11,513,764	122,161,041

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	20,169,065	115,165,361

Columbia U.S. Treasury Index Fund, Class I Shares(a)	977,603	11,506,385

Total		248,832,787

Total Fixed-Income Funds (Cost: $331,530,288)		347,585,482

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

July 31, 2012 (Unaudited)

Alternative Investments 3.5%
	Shares	Value ($)

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,237,492	23,046,164

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	1,117,389	11,218,588

Columbia Flexible Capital Income Fund, Class I Shares(a)	561,975	6,029,992

Total Alternative Investments (Cost: $39,102,407)		40,294,744

Money Market Funds 0.7%
	Shares	Value ($)

Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	1	1

Columbia Short-Term Cash Fund, 0.153%(a)(c)	8,593,420	8,593,420

Total Money Market Funds (Cost: $8,593,421)		8,593,421

Total Investments (Cost: $1,064,487,414)		1,148,345,874

Other Assets and Liabilities		1,635,699

Net Assets		1,149,981,573

Investment in Derivatives

At July 31, 2012, $1,758,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Emini Index	(293)	22,988,780	Sept. 2012	—	(1,155,138)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,265,736	568,680	(6,356,924)	33,851	22,511,343		—	23,046,164

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	11,216,154	470,669	(633,643)	7,221	11,060,401		—	11,218,588

Columbia Acorn International, Class I Shares	8,555,157	68,865	(4,137,076)	1,072,159	5,559,105		30,569	5,437,901

Columbia Contrarian Core Fund, Class I Shares	49,370,645	19,565,723	(3,880,938)	(508,168)	64,547,262		—	72,030,834

Columbia Convertible Securities Fund, Class I Shares	24,425,317	1,094,117	(1,520,678)	2,276	24,001,032		383,482	23,039,035

Columbia Corporate Income Fund, Class I Shares	111,982,036	12,990,567	(10,839,945)	299,716	114,432,374		2,253,364	122,161,041

Columbia Diversified Equity Income Fund, Class I Shares	24,448,625	322,590	(7,355,953)	1,899,946	19,315,208		302,176	26,056,551

Columbia Dividend Income Fund, Class I Shares	25,956,565	340,445	(4,788,276)	224,140	21,732,874		325,952	23,333,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	33

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	21,303,128	499,019	(4,576,264)	1,171,195	18,397,078		459,379	26,298,480

Columbia Emerging Markets Bond Fund, Class I Shares	11,146,234	556,874	(932,304)	39,516	10,810,320		342,505	11,745,301

Columbia Emerging Markets Fund, Class I Shares	29,953,974	20,396,916	(7,915,630)	1,256,122	43,691,382	1,860,363	—	41,305,627

Columbia European Equity Fund, Class I Shares	73,146,837	29,343,929	(40,411,374)	2,306,533	64,385,925		—	63,729,275

Columbia Flexible Capital Income Fund, Class I Shares	5,666,927	165,995	(325,910)	23,651	5,530,664		89,081	6,029,992

Columbia Greater China Fund, Class I Shares	23,636,404	634,076	(898,056)	(30,032)	23,342,391		—	21,243,235

Columbia Income Opportunities Fund, Class I Shares	44,637,746	8,475,966	(4,366,617)	496,175	49,243,270		1,533,788	52,406,639

Columbia Inflation Protected Securities Fund, Class I Shares	21,200,164	561,163	(12,196,712)	636,675	10,201,290		106,863	11,561,720

Columbia Large Cap Core Fund, Class I Shares	33,120,253	123,028	(2,225,865)	94,169	31,111,585		70,857	32,510,364

Columbia Large Cap Growth Fund, Class I Shares	35,709,006	32,527	(5,675,803)	(825,616)	29,240,114		—	37,544,005

Columbia Large Core Quantitative Fund, Class I Shares	32,362,835	10,861,470	(2,964,700)	283,474	40,543,079		—	52,288,156

Columbia Large Growth Quantitative Fund, Class I Shares	39,871,300	26,264	(8,534,625)	(1,048,158)	30,314,781		—	34,653,191

Columbia Mid Cap Growth Fund, Class I Shares	53,652,122	2,483,064	(1,596,235)	(34,317)	54,504,634		—	55,819,963

Columbia Mid Cap Value Fund, Class I Shares	21,296,930	14,729,831	(810,190)	(3,014)	35,213,557		160,518	34,374,362

Columbia Mid Cap Value Opportunity Fund, Class I Shares	23,557,897	273,367	(1,714,170)	760,596	22,877,690		—	34,208,324

Columbia Money Market Fund, Class I Shares	—	51	(50)	—	1		—	1

Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,742,326	580,953	(1,144,007)	586,142	8,765,414		—	14,103,988

Columbia Pacific/Asia Fund, Class I Shares	44,029,197	19,028,721	(3,233,039)	(269,783)	59,555,096		414,734	60,537,177

Columbia Real Estate Equity Fund, Class I Shares	9,677,739	330,019	(1,672,415)	489,782	8,825,125		120,139	11,769,697

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Select Large Cap Growth Fund, Class I Shares	41,899,268	346,996	(5,421,154)	140,969	36,966,079		—	37,126,852

Columbia Select Large-Cap Value Fund, Class I Shares	36,565,326	249,906	(5,093,151)	1,140,907	32,862,988		—	36,546,246

Columbia Select Smaller-Cap Value Fund, Class I Shares	3,306,235	72,092	(244,837)	(19,761)	3,113,729		—	2,796,342

Columbia Short-Term Cash Fund	2,182,771	18,034,505	(11,623,856)	—	8,593,420		5,248	8,593,420

Columbia Small Cap Core Fund, Class I Shares	—	12,397,013	(259,564)	(2,331)	12,135,118		—	11,208,590

Columbia Small Cap Growth Fund I, Class I Shares	19,091,125	325,917	(1,053,606)	(102,353)	18,261,083		—	16,949,945

Columbia U.S. Government Mortgage Fund, Class I Shares	122,091,863	4,318,915	(15,171,205)	123,136	111,362,709		1,610,320	115,165,361

Columbia U.S. Treasury Index Fund, Class I Shares	44,437,246	948,328	(34,657,718)	751,437	11,479,293	189,668	95,873	11,506,385

Total	1,086,505,088	181,218,561	(214,232,490)	10,996,255	1,064,487,414	2,050,031	8,304,848	1,148,345,874

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	35

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	1,148,345,874	—	—	1,148,345,874

Derivatives

Liabilities

Futures Contracts	(1,155,138)	—	—	(1,155,138)

Total	1,147,190,736	—	—	1,147,190,736

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Aggressive Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 81.3%
	Shares	Value ($)

Dividend Income 5.3%
Columbia Dividend Income Fund, Class I Shares(a)	919,538	13,581,577

Columbia Dividend Opportunity Fund, Class I Shares(a)	1,732,419	14,950,777

Total		28,532,354

International 21.7%
Columbia Acorn International, Class I Shares(a)	104,659	3,904,807

Columbia Emerging Markets Fund, Class I Shares(a)(b)	2,613,837	23,576,811

Columbia European Equity Fund, Class I Shares(a)	7,836,384	42,551,567

Columbia Greater China Fund, Class I Shares(a)	339,045	15,240,057

Columbia Pacific/Asia Fund, Class I Shares	4,200,174	32,677,354

Total		117,950,596

Real Estate 2.0%
Columbia Real Estate Equity Fund, Class I Shares(a)	734,311	10,875,150

U.S. Large Cap 33.9%
Columbia Contrarian Core Fund, Class I Shares(a)	2,658,505	40,808,050

Columbia Diversified Equity Income Fund, Class I Shares(a)	1,467,585	14,925,343

Columbia Large Cap Core Fund, Class I Shares(a)	1,522,888	21,716,386

Columbia Large Cap Growth Fund, Class I Shares(a)	619,328	16,282,125

Columbia Large Core Quantitative Fund, Class I Shares(a)	4,262,352	27,193,804

Columbia Large Growth Quantitative Fund, Class I Shares(a)	1,904,558	16,303,013

Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,196,474	27,939,149

Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,231,371	18,889,240

Total		184,057,110

U.S. Mid Cap 13.4%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,412,959	37,471,672

Columbia Mid Cap Value Fund, Class I Shares(a)	1,192,397	16,252,369

Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	2,403,904	18,942,766

Total		72,666,807

Equity Funds (continued)
	Shares	Value ($)

U.S. Small Cap 5.0%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	923,657	5,357,209

Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	255,644	3,990,606

Columbia Small Cap Core Fund, Class I Shares(a)(b)	559,667	8,574,097

Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	322,695	9,390,432

Total		27,312,344

Total Equity Funds
(Cost: $406,601,957)		441,394,361

Fixed-Income Funds 14.2%
High Yield 3.3%
Columbia Income Opportunities Fund, Class I Shares(a)	1,804,280	17,663,901

Investment Grade 10.9%
Columbia Corporate Income Fund, Class I Shares(a)	3,058,326	32,448,843

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	4,699,376	26,833,434

Total		59,282,277

Total Fixed-Income Funds
(Cost: $73,048,883)		76,946,178

Alternative Investments 3.4%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,044,869	10,762,155

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	521,971	5,240,587

Columbia Flexible Capital Income Fund, Class I Shares(a)	262,922	2,821,150

Total Alternative Investments
(Cost: $18,258,343)		18,823,892

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.153%(a)(c)	5,173,034	5,173,034

Total Money Market Funds
(Cost: $5,173,034)		5,173,034

Total Investments
(Cost: $503,082,217)		542,337,465

Other Assets and Liabilities		656,459

Net Assets		542,993,924

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	37

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Aggressive Fund

July 31, 2012 (Unaudited)

Investment in Derivatives

At July 31, 2012, $822,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 E-Mini ICE	(137)	(10,749,020)	Sept. 2012	—	(540,116)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Market Macro Fund, Class I Shares	18,985,576	346,489	(8,868,240)	40,135	10,503,960	—	—	10,762,155

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	8,096,757	177,795	(3,155,309)	45,613	5,164,856	—	—	5,240,587

Columbia Acorn International, Class I Shares	5,363,890	38,159	(2,098,692)	586,441	3,889,798	—	22,037	3,904,807

Columbia Contrarian Core Fund, Class I Shares	31,214,502	9,782,670	(3,444,220)	(827,527)	36,725,425	—	—	40,808,050

Columbia Corporate Income Fund, Class I Shares	37,650,987	1,808,604	(9,394,538)	213,627	30,278,680	—	612,574	32,448,843

Columbia Diversified Equity Income Fund, Class I Shares	14,081,372	199,255	(4,048,435)	947,565	11,179,757	—	175,086	14,925,343

Columbia Dividend Income Fund, Class I Shares	20,582,376	215,382	(8,652,347)	379,004	12,524,415	—	193,249	13,581,577

Columbia Dividend Opportunity Fund, Class I Shares	18,268,084	290,879	(8,564,048)	1,018,310	11,013,225	—	266,558	14,950,777

Columbia Emerging Markets Fund, Class I Shares	19,266,959	7,522,363	(2,204,292)	(159,559)	24,425,471	1,065,036	—	23,576,811

Columbia European Equity Fund, Class I Shares	45,405,388	14,917,920	(19,033,529)	1,175,311	42,465,090	—	—	42,551,567

Columbia Flexible Capital Income Fund, Class I Shares	2,719,943	102,249	(249,621)	16,955	2,589,526	—	42,192	2,821,150

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Aggressive Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Greater China Fund, Class I Shares	17,043,200	469,301	(791,260)	(25,776)	16,695,465	—	—	15,240,057

Columbia Income Opportunities Fund, Class I Shares	10,380,418	8,076,530	(2,120,631)	511,572	16,847,889	—	520,470	17,663,901

Columbia Large Cap Core Fund, Class I Shares	17,422,069	5,481,910	(2,109,775)	72,826	20,867,030	—	47,772	21,716,386

Columbia Large Cap Growth Fund, Class I Shares	18,769,297	31,315	(7,269,247)	(412,663)	11,118,702	—	—	16,282,125

Columbia Large Core Quantitative Fund, Class I Shares	18,689,573	5,249,773	(2,377,979)	(157,766)	21,403,601	—	—	27,193,804

Columbia Large Growth Quantitative Fund, Class I Shares	20,809,126	26,458	(7,338,172)	79,352	13,576,764	—	—	16,303,013

Columbia Mid Cap Growth Fund, Class I Shares	32,654,912	5,486,102	(1,179,822)	500,487	37,461,679	—	—	37,471,672

Columbia Mid Cap Value Fund, Class I Shares	11,720,294	5,718,513	(743,900)	(14,044)	16,680,863	—	76,839	16,252,369

Columbia Mid Cap Value Opportunity, Class I Shares	15,599,531	123,467	(4,080,060)	1,780,167	13,423,105	—	—	18,942,766

Columbia Money Market Fund, Class I Shares	—	52	(52)	—	—	—	—	—

Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,247,216	196,313	(3,497,161)	1,791,465	3,737,833	—	—	5,357,209

Columbia Pacific/Asia Fund, Class I Shares	27,615,603	8,595,630	(4,284,764)	30,093	31,956,562	—	226,729	32,677,354

Columbia Real Estate Equity Fund, Class I Shares	8,573,499	345,318	(2,135,226)	1,173,924	7,957,515	—	113,815	10,875,150

Columbia Select Large Cap Growth Fund, Class I Shares	25,213,398	4,771,469	(2,210,395)	107,231	27,881,703	—	—	27,939,149

Columbia Select Large-Cap Value Fund, Class I Shares	9,858,164	8,476,741	(704,662)	190,007	17,820,250	—	—	18,889,240

Columbia Select Smaller-Cap Value Fund, Class I Shares	4,370,116	106,623	(395,551)	107,722	4,188,910	—	—	3,990,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	39

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Aggressive Fund

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,508,970	7,936,405	(4,272,341)	—	5,173,034	—	2,202	5,173,034

Columbia Small Cap Core Fund, Class I Shares	—	9,522,374	(289,756)	(8,679)	9,223,939	—	—	8,574,097

Columbia Small Cap Growth Fund, Class I Shares	10,979,888	217,639	(737,164)	(75,507)	10,384,856	—	—	9,390,432

Columbia US Government Mortgage Fund, Class I Shares	28,581,019	1,194,374	(3,893,871)	40,792	25,922,314	—	381,303	26,833,434

Columbia US Treasury Index Fund, Class I Shares	10,273,753	405	(10,519,463)	245,305	—	—	3,143	—

Total	516,945,880	107,428,477	(130,664,523)	9,372,383	503,082,217	1,065,036	2,683,969	542,337,465

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2012

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Aggressive Fund

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	542,337,465	—	—	542,337,465

Derivatives

Liabilities

Futures Contracts	(540,116)	—	—	(540,116)

Total	541,797,349	—	—	541,797,349

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	41

Columbia Portfolio Builder Series

Statement of Assets and Liabilities

July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Fund
Assets

Investments in affiliated funds, at value (identified cost $305,531,055, $527,892,217, $1,384,204,831)	$322,258,089	$558,903,021	$1,479,414,661

Margin deposits on futures contracts	602,958	988,827	2,700,861

Receivable for:

Affiliated investments sold	51,025	—	359,362

Capital shares sold	306,175	627,249	1,021,892

Dividends from affiliated funds	445,329	762,258	1,798,893

Variation margin on futures contracts	42,791	60,854	165,792

Prepaid expenses	3,146	3,114	30,080

Total assets	323,709,513	561,345,323	1,485,491,541

Liabilities

Payable for:

Affiliated investments purchased	444,012	917,032	1,797,925

Capital shares purchased	288,643	703,885	1,514,241

Distribution fees	3,421	5,568	14,457

Transfer agent fees	19,044	20,688	42,549

Administration fees	176	306	811

Plan administration fees	—	—	2

Compensation of board members	5,472	3,042	3,522

Other expenses	87,099	10,062	22,729

Total liabilities	847,867	1,660,583	3,396,236

Net assets applicable to outstanding capital stock	$322,861,646	$559,684,740	$1,482,095,305

Represented by

Paid-in capital	$302,960,111	$522,514,804	$1,405,298,385

Undistributed net investment income	392,113	704,682	1,446,811

Accumulated net realized gain (loss)	3,459,502	6,402,386	(17,251,884)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	16,727,034	31,010,804	95,209,830

Foreign currency translations	(14,064)	(26,433)	(73,688)

Futures contracts	(663,050)	(921,503)	(2,534,149)

Total — representing net assets applicable to outstanding capital stock	$322,861,646	$559,684,740	$1,482,095,305

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Fund
Class A

Net assets	$262,485,930	$474,246,838	$1,269,579,844

Shares outstanding	24,724,915	43,090,500	115,726,730

Net asset value per share	$10.62	$11.01	$10.97

Maximum offering price per share(a)	$11.15	$11.56	$11.64

Class B

Net assets	$19,667,807	$32,474,930	$92,631,017

Shares outstanding	1,858,147	2,958,941	8,480,708

Net asset value per share	$10.58	$10.98	$10.92

Class C

Net assets	$40,042,960	$52,683,981	$118,143,730

Shares outstanding	3,789,177	4,808,521	10,833,046

Net asset value per share	$10.57	$10.96	$10.91

Class R

Net assets	$31,442	$2,709	$246,849

Shares outstanding	2,962	246	22,556

Net asset value per share	$10.62	$11.01	$10.94

Class R4

Net assets	$57,328	$18,370	$352,766

Shares outstanding	5,442	1,675	32,175

Net asset value per share	$10.53	$10.97	$10.96

Class Z

Net assets	$576,179	$257,912	$1,141,099

Shares outstanding	54,298	23,422	104,092

Net asset value per share	$10.61	$11.01	$10.96

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Portfolio Builder Conservative and Columbia Portfolio Builder Moderate Conservative; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Portfolio Builder Moderate.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	43

Columbia Portfolio Builder Series

Statement of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Aggressive Fund
Assets

Investments in affiliated funds, at value

(identified cost $1,064,487,414, $503,082,217)	$1,148,345,874	$542,337,465

Margin deposits on futures contracts	1,758,000	822,000

Receivable for:

Affiliated investments sold	626,737	329,218

Capital shares sold	551,773	183,162

Dividends from affiliated funds	918,015	250,751

Variation margin on futures contracts	120,130	56,170

Prepaid expenses	3,137	3,093

Total assets	1,152,323,666	543,981,859

Liabilities

Payable for:

Affiliated investments purchased	916,900	250,077

Capital shares purchased	1,285,480	696,393

Distribution fees	11,155	5,215

Transfer agent fees	96,956	24,509

Administration fees	630	298

Plan administration fees	6	3

Compensation of board members	4,281	2,866

Other expenses	26,685	8,574

Total liabilities	2,342,093	987,935

Net assets applicable to outstanding capital stock	$1,149,981,573	$542,993,924

Represented by

Paid-in capital	$1,166,778,921	$568,517,737

Undistributed net investment income	507,136	3,853,781

Accumulated net realized gain (loss)	(100,007,806)	(68,092,726)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	83,858,460	39,255,248

Futures contracts	(1,155,138)	(540,116)

Total — representing net assets applicable to outstanding capital stock	$1,149,981,573	$542,993,924

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Aggressive Fund
Class A

Net assets	$989,414,668	$469,820,915

Shares outstanding	92,543,074	45,117,027

Net asset value per share	$10.69	$10.41

Maximum offering price per share(a)	$11.34	$11.05

Class B

Net assets	$80,447,602	$37,716,279

Shares outstanding	7,555,841	3,641,493

Net asset value per share	$10.65	$10.36

Class C

Net assets	$79,181,440	$34,817,033

Shares outstanding	7,459,107	3,403,652

Net asset value per share	$10.62	$10.23

Class R

Net assets	$5,315	$60,714

Shares outstanding	497	5,852

Net asset value per share	$10.69	$10.37

Class R4

Net assets	$843,451	$383,682

Shares outstanding	78,803	36,760

Net asset value per share	$10.70	$10.44

Class Z

Net assets	$89,097	$195,301

Shares outstanding	8,336	18,782

Net asset value per share	$10.69	$10.40

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	45

Columbia Portfolio Builder Series

Statement of Operations

Six Months Ended July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Fund
Net investment income
Income:
Dividends — affiliated issuers	3,737,673	6,357,089	14,354,652

Expenses:
Distribution fees
Class A	316,746	570,005	1,545,141
Class B	118,287	199,516	570,929
Class C	189,330	246,053	566,918
Class R	48	7	485
Transfer agent fees
Class A	159,802	282,930	873,014
Class B	14,856	24,604	80,026
Class C	23,885	30,582	80,223
Class R	12	2	141
Class R4	18	13	112
Class Z	139	137	661
Administration fees	31,522	54,539	146,529
Plan administration fees
Class R4	88	63	614
Compensation of board members	7,133	5,192	4,921
Custodian fees	8,772	8,858	256
Printing and postage fees	45,000	66,821	53,236
Registration fees	54,848	34,267	53,230
Professional fees	12,703	3,764	8,496
Other	5,720	9,169	11,385

Total expenses	988,909	1,536,522	3,996,317
Expense reductions	(40)	—	(60)

Total net expenses	988,869	1,536,522	3,996,257

Net investment income	2,748,804	4,820,567	10,358,395

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	1,748,025	5,716,026	21,547,916
Capital gain distributions from underlying affiliated funds	479,668	559,422	1,890,539
Foreign currency translations	18,690	18,491	60,426
Futures contracts	1,138,597	1,603,842	3,276,376

Net realized gain	3,384,980	7,897,781	26,775,257
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	6,302,329	8,736,228	8,888,316
Foreign currency translations	(14,064)	(26,433)	(73,688)
Futures contracts	(662,633)	(920,836)	(2,532,316)

Net change in unrealized appreciation	5,625,632	7,788,959	6,282,312

Net realized and unrealized gain	9,010,612	15,686,740	33,057,569

Net increase in net assets resulting from operations	$11,759,416	$20,507,307	$43,415,964

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Operations (continued)

Six Months Ended July 31, 2012 (Unaudited)

	Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Aggressive Fund
Net investment income
Income:
Dividends — affiliated issuers	8,304,848	2,683,969

Expenses:
Distribution fees
Class A	1,223,603	587,917
Class B	500,144	236,991
Class C	384,469	171,425
Class R	10	91
Transfer agent fees
Class A	810,614	420,335
Class B	82,448	42,084
Class C	63,685	30,688
Class R	4	35
Class R4	97	76
Class Z	71	149
Administration fees	115,679	55,266
Plan administration fees
Class R4	1,121	556
Compensation of board members	4,810	5,351
Custodian fees	12,686	1,273
Printing and postage fees	66,186	34,581
Registration fees	54,415	42,412
Professional fees	12,789	12,191
Other	7,525	10,632

Total expenses	3,340,356	1,652,053
Expense reductions	(40)	(360)

Total net expenses	3,340,316	1,651,693

Net investment income	4,964,532	1,032,276

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	9,135,892	9,372,383
Capital gain distributions from underlying affiliated funds	2,050,031	1,065,036
Foreign currency translations	13,649	(597)
Futures contracts	650,218	559,278

Net realized gain	11,849,790	10,996,100
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	14,893,585	647,688
Futures contracts	(1,153,639)	(545,454)

Net change in unrealized appreciation	13,739,946	102,234

Net realized and unrealized gain	25,589,736	11,098,334

Net increase in net assets resulting from operations	$30,554,268	$12,130,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	47

Columbia Portfolio Builder Series

Statement of Changes in Net Assets

	Columbia Portfolio Builder Conservative Fund		Columbia Portfolio Builder Moderate Conservative Fund
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations

Net investment income	$2,748,804	$6,334,918	$4,820,567	$11,648,701

Net realized gain (loss)	3,384,980	19,796,978	7,897,781	34,281,197

Net change in unrealized appreciation (depreciation)	5,625,632	(14,914,019)	7,788,959	(25,159,857)

Net increase in net assets resulting from operations	11,759,416	11,217,877	20,507,307	20,770,041

Distributions to shareholders from:

Net investment income

Class A	(2,492,436)	(5,549,323)	(4,909,159)	(10,879,419)

Class B	(140,348)	(416,073)	(279,681)	(814,653)

Class C	(235,253)	(551,460)	(355,268)	(777,936)

Class R	(169)	(55)	(25)	(62)

Class R4	(685)	(1,899)	(403)	(3,245)

Class Z	(5,413)	(1,699)	(2,590)	(4,164)

Net realized gains

Class A	—	(6,183,636)	—	(1,089,426)

Class B	—	(621,902)	—	(101,787)

Class C	—	(890,011)	—	(108,140)

Class R	—	(64)	—	(7)

Class R4	—	(1,994)	—	(315)

Class Z	—	(1,868)	—	(519)

Total distributions to shareholders	(2,874,304)	(14,219,984)	(5,547,126)	(13,779,673)

Increase (decrease) in net assets from share transactions	1,310,609	41,606,341	11,540,706	38,435,330

Total increase (decrease) in net assets	10,195,721	38,604,234	26,500,887	45,425,698

Net assets at beginning of period	312,665,925	274,061,691	533,183,853	487,758,155

Net assets at end of period	$322,861,646	$312,665,925	$559,684,740	$533,183,853

Undistributed net investment income	$392,113	$517,613	$704,682	$1,431,241

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Moderate Fund		Columbia Portfolio Builder Moderate Aggressive Fund
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations

Net investment income	$10,358,395	$28,212,098	$4,964,532	$17,615,987

Net realized gain (loss)	26,775,257	59,725,049	11,849,790	16,409,007

Net change in unrealized appreciation (depreciation)	6,282,312	(50,051,615)	13,739,946	(18,072,796)

Net increase in net assets resulting from operations	43,415,964	37,885,532	30,554,268	15,952,198

Distributions to shareholders from:

Net investment income

Class A	(12,755,174)	(28,279,024)	(6,260,604)	(17,772,267)

Class B	(756,077)	(2,100,858)	(257,363)	(1,157,775)

Class C	(753,226)	(1,672,751)	(210,454)	(769,507)

Class R	(2,076)	(547)	(21)	(41)

Class R4	(5,166)	(18,729)	(6,469)	(19,054)

Class Z	(11,683)	(11,006)	(682)	(899)

Total distributions to shareholders	(14,283,402)	(32,082,915)	(6,735,593)	(19,719,543)

Increase (decrease) in net assets from share transactions	10,794,482	27,527,143	(30,247,591)	(48,264,212)

Total increase (decrease) in net assets	39,927,044	33,329,760	(6,428,916)	(52,031,557)

Net assets at beginning of period	1,442,168,261	1,408,838,501	1,156,410,489	1,208,442,046

Net assets at end of period	$1,482,095,305	$1,442,168,261	$1,149,981,573	$1,156,410,489

Undistributed net investment income	$1,446,811	$5,371,818	$507,136	$2,278,197

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	49

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Aggressive Fund
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations

Net investment income	$1,032,276	$6,036,946

Net realized gain (loss)	10,996,100	(2,722,468)

Net change in unrealized appreciation (depreciation)	102,234	(1,878,258)

Net increase in net assets resulting from operations	12,130,610	1,436,220

Distributions to shareholders from:

Net investment income

Class A	—	(6,633,718)

Class B	—	(219,908)

Class C	—	(238,061)

Class R	—	(31)

Class R4	—	(6,830)

Class Z	—	(1,860)

Total distributions to shareholders	—	(7,100,408)

Increase (decrease) in net assets from share transactions	(24,883,032)	(26,391,393)

Total increase (decrease) in net assets	(12,752,422)	(32,055,581)

Net assets at beginning of period	555,746,346	587,801,927

Net assets at end of period	$542,993,924	$555,746,346

Undistributed net investment income	$3,853,781	$2,821,505

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Conservative Fund				Columbia Portfolio Builder Moderate Conservative Fund
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012		Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	2,939,930	30,775,278	7,913,022	82,910,451	5,061,073	55,058,485	11,424,508	121,170,697

Distributions reinvested	233,958	2,444,458	1,101,338	11,183,272	442,270	4,804,458	1,089,352	11,374,648

Redemptions	(2,778,019)	(29,074,860)	(5,492,438)	(57,565,180)	(4,080,232)	(44,352,660)	(8,676,763)	(92,160,523)

Net increase	395,869	4,144,876	3,521,922	36,528,543	1,423,111	15,510,283	3,837,097	40,384,822

Class B shares

Subscriptions	136,280	1,419,618	509,124	5,307,025	178,960	1,937,549	612,636	6,481,999

Distributions reinvested	13,251	138,086	96,881	980,182	25,614	277,771	81,887	854,472

Redemptions(a)	(693,012)	(7,253,924)	(1,146,328)	(12,062,778)	(1,089,447)	(11,828,975)	(1,786,738)	(19,072,412)

Net decrease	(543,481)	(5,696,220)	(540,323)	(5,775,571)	(884,873)	(9,613,655)	(1,092,215)	(11,735,941)

Class C shares

Subscriptions	538,476	5,610,622	1,481,126	15,430,759	893,508	9,675,610	1,658,291	17,516,477

Distributions reinvested	22,280	231,789	127,694	1,288,663	32,686	353,614	76,659	796,986

Redemptions	(336,398)	(3,501,243)	(565,975)	(5,897,139)	(398,121)	(4,313,251)	(827,649)	(8,733,991)

Net increase	224,358	2,341,168	1,042,845	10,822,283	528,073	5,715,973	907,301	9,579,472

Class R shares

Subscriptions	2,704	28,305	—	—	—	—	—	—

Distributions reinvested	14	147	—	—	—	—	—	—

Redemptions	—	—	—	—	—	—	—	—

Net increase	2,718	28,452	—	—	—	—	—	—

Class R4 shares

Subscriptions	11	111	12	117	1,235	13,343	1,349	14,634

Distributions reinvested	55	575	335	3,380	27	295	313	3,253

Redemptions	(2,342)	(24,339)	(467)	(4,903)	(11,636)	(125,839)	(135)	(1,452)

Net increase (decrease)	(2,276)	(23,653)	(120)	(1,406)	(10,374)	(112,201)	1,527	16,435

Class Z shares

Subscriptions	75,835	792,515	10,518	109,313	4,499	48,907	18,024	193,810

Distributions reinvested	517	5,384	339	3,435	211	2,290	373	3,876

Redemptions	(27,065)	(281,913)	(7,730)	(80,256)	(1,009)	(10,891)	(686)	(7,144)

Net increase	49,287	515,986	3,127	32,492	3,701	40,306	17,711	190,542

Total net increase	126,475	1,310,609	4,027,451	41,606,341	1,059,638	11,540,706	3,671,421	38,435,330

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	51

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Moderate Fund				Columbia Portfolio Builder Moderate Aggressive Fund
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012		Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	11,740,904	128,315,189	24,050,965	257,275,879	7,604,758	81,152,784	15,652,727	164,209,036

Distributions reinvested	1,148,290	12,577,798	2,597,985	27,200,795	581,605	6,217,364	1,695,818	17,186,264

Redemptions	(10,207,161)	(111,555,088)	(22,340,003)	(238,031,148)	(9,081,483)	(97,068,718)	(19,860,068)	(206,330,252)

Net increase (decrease)	2,682,033	29,337,899	4,308,947	46,445,526	(895,120)	(9,698,570)	(2,511,523)	(24,934,952)

Class B shares

Subscriptions	434,287	4,743,205	1,389,537	14,775,221	176,706	1,886,138	716,539	7,505,304

Distributions reinvested	68,899	753,183	192,392	2,012,722	24,132	256,514	110,414	1,114,054

Redemptions(a)	(2,974,313)	(32,222,765)	(5,014,892)	(54,009,930)	(2,584,315)	(27,281,667)	(3,993,048)	(42,063,608)

Net decrease	(2,471,127)	(26,726,377)	(3,432,963)	(37,221,987)	(2,383,477)	(25,139,015)	(3,166,095)	(33,444,250)

Class C shares

Subscriptions	1,578,047	17,147,290	3,330,891	35,311,883	1,020,406	10,859,081	2,155,336	22,380,800

Distributions reinvested	68,642	748,600	146,166	1,521,429	19,695	208,593	70,472	706,320

Redemptions	(900,920)	(9,776,128)	(1,838,943)	(19,404,704)	(605,885)	(6,424,391)	(1,261,570)	(12,957,533)

Net increase	745,769	8,119,762	1,638,114	17,428,608	434,216	4,643,283	964,238	10,129,587

Class R shares

Subscriptions	17,489	193,150	5,287	53,421	240	2,605	—	—

Distributions reinvested	188	2,048	47	488	1	7	—	—

Redemptions	(694)	(7,707)	(9)	(94)	(1)	(5)	—	—

Net increase	16,983	187,491	5,325	53,815	240	2,607	—	—

Class R4 shares

Subscriptions	3,482	38,097	13,432	145,283	—	—	6,283	68,185

Distributions reinvested	461	5,053	1,764	18,464	598	6,393	1,858	18,851

Redemptions	(41,408)	(451,140)	(16,538)	(174,403)	(7,895)	(82,710)	(16,421)	(166,079)

Net (decrease)	(37,465)	(407,990)	(1,342)	(10,656)	(7,297)	(76,317)	(8,280)	(79,043)

Class Z shares

Subscriptions	42,868	462,450	80,993	871,373	1,833	19,839	7,465	80,208

Distributions reinvested	1,042	11,361	1,038	10,790	57	605	68	669

Redemptions	(17,656)	(190,114)	(4,874)	(50,326)	(2)	(23)	(1,520)	(16,431)

Net increase	26,254	283,697	77,157	831,837	1,888	20,421	6,013	64,446

Total net increase (decrease)	962,447	10,794,482	2,595,238	27,527,143	(2,849,550)	(30,247,591)	(4,715,647)	(48,264,212)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2012

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Aggressive Fund
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	3,373,429	35,106,669	7,252,231	74,451,528

Distributions reinvested	—	—	664,668	6,400,753

Redemptions	(4,676,764)	(48,845,398)	(9,068,967)	(92,101,891)

Net (decrease)	(1,303,335)	(13,738,729)	(1,152,068)	(11,249,610)

Class B shares

Subscriptions	63,801	668,261	304,034	3,151,406

Distributions reinvested	—	—	22,043	212,051

Redemptions(a)	(1,241,066)	(12,759,375)	(1,983,801)	(20,512,069)

Net decrease	(1,177,265)	(12,091,114)	(1,657,724)	(17,148,612)

Class C shares

Subscriptions	398,617	4,097,458	846,098	8,505,955

Distributions reinvested	—	—	22,854	217,113

Redemptions	(307,145)	(3,156,020)	(689,270)	(6,885,247)

Net increase	91,472	941,438	179,682	1,837,821

Class R shares

Subscriptions	5,587	59,394	—	—

Distributions reinvested	—	—	—	—

Redemptions	—	—	—	—

Net increase	5,587	59,394	—	—

Class R4 shares

Subscriptions	345	3,600	4,239	44,892

Distributions reinvested	—	—	692	6,673

Redemptions	(7,827)	(79,059)	(5,409)	(53,339)

Net (decrease)	(7,482)	(75,459)	(478)	(1,774)

Class Z shares

Subscriptions	5,953	61,438	21,187	221,433

Distributions reinvested	—	—	136	1,301

Redemptions	(3,756)	(40,000)	(5,003)	(51,952)

Net increase	2,197	21,438	16,320	170,782

Total net (decrease)	(2,388,826)	(24,883,032)	(2,614,268)	(26,391,393)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	53

Columbia Portfolio Builder Series

Financial Highlights

Columbia Portfolio Builder Conservative Fund

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended July 31, 2012		Year Ended January 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.32		$10.44		$9.77	$8.51	$10.15		$10.43

Income from investment operations:

Net investment income	0.10		0.25		0.24	0.25	0.32		0.36

Net realized and unrealized gain (loss)	0.30		0.14		0.68	1.25	(1.63)		0.17

Total from investment operations	0.40		0.39		0.92	1.50	(1.31)		0.53

Less distributions to shareholders:

Net investment income	(0.10)		(0.25)		(0.25)	(0.24)	(0.31)		(0.42)

Net realized gains	—		(0.26)		—	—	(0.02)		(0.39)

Total distributions to shareholders	(0.10)		(0.51)		(0.25)	(0.24)	(0.33)		(0.81)

Net asset value, end of period	$10.62		$10.32		$10.44	$9.77	$8.51		$10.15

Total return	3.92%		3.90%		9.47%	17.78%	(13.09%	)	5.14%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.48%	(b)	0.49%		0.48%	0.47%	0.47%		0.45%

Net expenses after fees waived or expenses reimbursed(c)	0.48%	(b)(d)	0.49%	(d)	0.48%	0.47%	0.47%		0.45%

Net investment income	1.89%	(b)(d)	2.35%	(d)	2.32%	2.71%	3.44%		3.42%

Supplemental data

Net assets, end of period (in thousands)	$262,486		$251,178		$217,147	$188,324	$145,919		$111,051

Portfolio turnover	14%		88%		16%	26%	27%		29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.29		$10.40		$9.73	$8.48	$10.11		$10.40

Income from investment operations:

Net investment income	0.06		0.16		0.15	0.17	0.25		0.28

Net realized and unrealized gain (loss)	0.29		0.16		0.69	1.25	(1.62)		0.16

Total from investment operations	0.35		0.32		0.84	1.42	(1.37)		0.44

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.17)	(0.17)	(0.24)		(0.34)

Net realized gains	—		(0.26)		—	—	(0.02)		(0.39)

Total distributions to shareholders	(0.06)		(0.43)		(0.17)	(0.17)	(0.26)		(0.73)

Net asset value, end of period	$10.58		$10.29		$10.40	$9.73	$8.48		$10.11

Total return	3.43%		3.19%		8.64%	16.82%	(13.69%	)	4.27%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.23%	(b)	1.24%		1.23%	1.23%	1.22%		1.20%

Net expenses after fees waived or expenses reimbursed(c)	1.23%	(b)(d)	1.24%	(d)	1.23%	1.23%	1.22%		1.20%

Net investment income	1.13%	(b)(d)	1.56%	(d)	1.47%	1.89%	2.60%		2.63%

Supplemental data

Net assets, end of period (in thousands)	$19,668		$24,717		$30,599	$38,996	$41,590		$40,525

Portfolio turnover	14%		88%		16%	26%	27%		29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	55

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.28		$10.39		$9.73	$8.48	$10.12		$10.41

Income from investment operations:

Net investment income	0.06		0.17		0.16	0.18	0.25		0.28

Net realized and unrealized gain (loss)	0.29		0.16		0.67	1.25	(1.63)		0.16

Total from investment operations	0.35		0.33		0.83	1.43	(1.38)		0.44

Less distributions to shareholders:

Net investment income	(0.06)		(0.18)		(0.17)	(0.18)	(0.24)		(0.34)

Net realized gains	—		(0.26)		—	—	(0.02)		(0.39)

Total distributions to shareholders	(0.06)		(0.44)		(0.17)	(0.18)	(0.26)		(0.73)

Net asset value, end of period	$10.57		$10.28		$10.39	$9.73	$8.48		$10.12

Total return	3.45%		3.28%		8.63%	16.92%	(13.75%	)	4.29%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.23%	(b)	1.24%		1.23%	1.22%	1.22%		1.20%

Net expenses after fees waived or expenses reimbursed(c)	1.23%	(b)(d)	1.24%	(d)	1.23%	1.22%	1.22%		1.20%

Net investment income	1.15%	(b)(d)	1.62%	(d)	1.60%	1.99%	2.68%		2.67%

Supplemental data

Net assets, end of period (in thousands)	$40,043		$36,637		$26,212	$18,362	$10,602		$7,616

Portfolio turnover	14%		88%		16%	26%	27%		29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.32		$10.44	$10.24

Income from investment operations:

Net investment income	0.09		0.22	0.10

Net realized and unrealized gain	0.30		0.15	0.21

Total from investment operations	0.39		0.37	0.31

Less distributions to shareholders:

Net investment income	(0.09)		(0.23)	(0.11)

Net realized gains	—		(0.26)	—

Total distributions to shareholders	(0.09)		(0.49)	(0.11)

Net asset value, end of period	$10.62		$10.32	$10.44

Total return	3.79%		3.66%	3.03%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.74%	(c)	0.75%	0.68%	(c)

Net expenses after fees waived or expenses reimbursed	0.74%	(c)	0.75%	0.68%	(c)

Net investment income	1.74%	(c)	2.07%	2.78%	(c)

Supplemental data

Net assets, end of period (in thousands)	$31		$3	$3

Portfolio turnover	14%		88%	16%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	57

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R4	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.25		$10.35	$9.69	$8.43	$10.05		$10.34

Income from investment operations:

Net investment income	0.10		0.25	0.24	0.24	0.35		0.39

Net realized and unrealized gain (loss)	0.29		0.16	0.67	1.25	(1.60)		0.16

Total from investment operations	0.39		0.41	0.91	1.49	(1.25)		0.55

Less distributions to shareholders:

Net investment income	(0.11)		(0.25)	(0.25)	(0.23)	(0.35)		(0.45)

Net realized gains	—		(0.26)	—	—	(0.02)		(0.39)

Total distributions to shareholders	(0.11)		(0.51)	(0.25)	(0.23)	(0.37)		(0.84)

Net asset value, end of period	$10.53		$10.25	$10.35	$9.69	$8.43		$10.05

Total return	3.83%		4.14%	9.49%	17.86%	(12.71%	)	5.34%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.41%	(b)	0.41%	0.44%	0.38%	0.39%		0.38%

Net expenses after fees waived or expenses reimbursed(c)	0.41%	(b)	0.39%	0.44%	0.38%	0.13%		0.19%

Net investment income	1.89%	(b)	2.43%	2.35%	2.69%	3.68%		3.68%

Supplemental data

Net assets, end of period (in thousands)	$57		$79	$81	$68	$21		$24

Portfolio turnover	14%		88%	16%	26%	27%		29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.32		$10.44		$10.24

Income from investment operations:

Net investment income	0.15		0.28		0.12

Net realized and unrealized gain	0.26		0.14		0.20

Total from investment operations	0.41		0.42		0.32

Less distributions to shareholders:

Net investment income	(0.12)		(0.28)		(0.12)

Net realized gains	—		(0.26)		—

Total distributions to shareholders	(0.12)		(0.54)		(0.12)

Net asset value, end of period	$10.61		$10.32		$10.44

Total return	3.97%		4.19%		3.15%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.23%	(c)	0.24%		0.26%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.23%	(c)(e)	0.24%	(e)	0.21%	(c)

Net investment income	2.94%	(c)(e)	2.71%	(e)	3.28%	(c)

Supplemental data

Net assets, end of period (in thousands)	$576		$52		$20

Portfolio turnover	14%		88%		16%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	59

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.71		$10.58		$9.61	$8.02	$10.28		$10.85

Income from investment operations:

Net investment income	0.10		0.26		0.26	0.24	0.31		0.33

Net realized and unrealized gain (loss)	0.32		0.17		1.01	1.59	(2.27)		0.11

Total from investment operations	0.42		0.43		1.27	1.83	(1.96)		0.44

Less distributions to shareholders:

Net investment income	(0.12)		(0.27)		(0.30)	(0.24)	(0.27)		(0.42)

Net realized gains	—		(0.03)		—	—	(0.03)		(0.59)

Total distributions to shareholders	(0.12)		(0.30)		(0.30)	(0.24)	(0.30)		(1.01)

Net asset value, end of period	$11.01		$10.71		$10.58	$9.61	$8.02		$10.28

Total return	3.91%		4.19%		13.38%	23.06%	(19.31%	)	3.99%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.44%	(b)	0.43%		0.45%	0.45%	0.44%		0.41%

Net expenses after fees waived or expenses reimbursed(c)	0.44%	(b)	0.43%	(d)	0.45%	0.45%	0.44%		0.41%

Net investment income	1.89%	(b)	2.45%	(d)	2.58%	2.71%	3.26%		3.03%

Supplemental data

Net assets, end of period (in thousands)	$474,247		$446,168		$400,064	$335,709	$257,155		$259,700

Portfolio turnover	16%		88%		15%	30%	29%		31%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.68		$10.54		$9.58	$8.00	$10.25		$10.82

Income from investment operations:

Net investment income	0.06		0.18		0.17	0.17	0.23		0.24

Net realized and unrealized gain (loss)	0.31		0.18		1.01	1.58	(2.25)		0.12

Total from investment operations	0.37		0.36		1.18	1.75	(2.02)		0.36

Less distributions to shareholders:

Net investment income	(0.07)		(0.19)		(0.22)	(0.17)	(0.20)		(0.34)

Net realized gains	—		(0.03)		—	—	(0.03)		(0.59)

Total distributions to shareholders	(0.07)		(0.22)		(0.22)	(0.17)	(0.23)		(0.93)

Net asset value, end of period	$10.98		$10.68		$10.54	$9.58	$8.00		$10.25

Total return	3.52%		3.48%		12.43%	22.05%	(19.89%	)	3.22%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.18%		1.20%	1.21%	1.19%		1.17%

Net expenses after fees waived or expenses reimbursed(c)	1.19%	(b)	1.18%	(d)	1.20%	1.21%	1.19%		1.17%

Net investment income	1.14%	(b)	1.66%	(d)	1.73%	1.88%	2.42%		2.22%

Supplemental data

Net assets, end of period (in thousands)	$32,475		$41,040		$52,032	$60,124	$60,845		$76,118

Portfolio turnover	16%		88%		15%	30%	29%		31%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	61

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.66		$10.53		$9.58	$8.00	$10.25		$10.82

Income from investment operations:

Net investment income	0.06		0.18		0.19	0.18	0.23		0.25

Net realized and unrealized gain (loss)	0.32		0.18		0.99	1.58	(2.25)		0.11

Total from investment operations	0.38		0.36		1.18	1.76	(2.02)		0.36

Less distributions to shareholders:

Net investment income	(0.08)		(0.20)		(0.23)	(0.18)	(0.20)		(0.34)

Net realized gains	—		(0.03)		—	—	(0.03)		(0.59)

Total distributions to shareholders	(0.08)		(0.23)		(0.23)	(0.18)	(0.23)		(0.93)

Net asset value, end of period	$10.96		$10.66		$10.53	$9.58	$8.00		$10.25

Total return	3.55%		3.46%		12.41%	22.14%	(19.88%	)	3.23%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.19%		1.20%	1.20%	1.19%		1.17%

Net expenses after fees waived or expenses reimbursed(c)	1.19%	(b)	1.19%	(d)	1.20%	1.20%	1.19%		1.17%

Net investment income	1.15%	(b)	1.71%	(d)	1.85%	2.00%	2.48%		2.27%

Supplemental data

Net assets, end of period (in thousands)	$52,684		$45,634		$35,528	$26,208	$15,772		$16,243

Portfolio turnover	16%		88%		15%	30%	29%		31%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.71		$10.57	$10.16

Income from investment operations:

Net investment income	0.09		0.24	0.12

Net realized and unrealized gain	0.31		0.18	0.42

Total from investment operations	0.40		0.42	0.54

Less distributions to shareholders:

Net investment income	(0.10)		(0.25)	(0.13)

Net realized gains	—		(0.03)	—

Total distributions to shareholders	(0.10)		(0.28)	(0.13)

Net asset value, end of period	$11.01		$10.71	$10.57

Total return	3.76%		4.03%	5.35%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.64%	(c)	0.65%	0.65%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.64%	(c)	0.65%	0.65%	(c)

Net investment income	1.69%	(c)	2.22%	3.25%	(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$3

Portfolio turnover	16%		88%	15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	63

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R4	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.66		$10.52	$9.57	$7.99	$10.24	$10.80

Income from investment operations:

Net investment income	0.10		0.27	0.30	0.25	0.33	0.37

Net realized and unrealized gain (loss)	0.32		0.18	0.96	1.58	(2.23)	0.10

Total from investment operations	0.42		0.45	1.26	1.83	(1.90)	0.47

Less distributions to shareholders:

Net investment income	(0.11)		(0.28)	(0.31)	(0.25)	(0.32)	(0.44)

Net realized gains	—		(0.03)	—	—	(0.03)	(0.59)

Total distributions to shareholders	(0.11)		(0.31)	(0.31)	(0.25)	(0.35)	(1.03)

Net asset value, end of period	$10.97		$10.66	$10.52	$9.57	$7.99	$10.24

Total return	3.94%		4.36%	13.34%	23.16%	(18.93%)	4.32%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.36%	(b)	0.36%	0.38%	0.36%	0.37%	0.36%

Net expenses after fees waived or expenses reimbursed(c)	0.36%	(b)	0.36%	0.38%	0.36%	0.07%	0.16%

Net investment income	1.79%	(b)	2.52%	2.99%	2.79%	3.55%	3.41%

Supplemental data

Net assets, end of period (in thousands)	$18		$128	$111	$29	$25	$43

Portfolio turnover	16%		88%	15%	30%	29%	31%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.71		$10.58		$10.16

Income from investment operations:

Net investment income	0.12		0.29		0.08

Net realized and unrealized gain	0.31		0.17		0.48

Total from investment operations	0.43		0.46		0.56

Less distributions to shareholders:

Net investment income	(0.13)		(0.30)		(0.14)

Net realized gains	—		(0.03)		—

Total distributions to shareholders	(0.13)		(0.33)		(0.14)

Net asset value, end of period	$11.01		$10.71		$10.58

Total return	4.03%		4.49%		5.58%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.19%	(c)	0.19%		0.20%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.19%	(c)	0.19%	(e)	0.20%	(c)

Net investment income	2.13%	(c)	2.78%	(e)	2.37%	(c)

Supplemental data

Net assets, end of period (in thousands)	$258		$211		$21

Portfolio turnover	16%		88%		15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	65

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.75		$10.71		$9.46	$7.58	$10.46		$11.36

Income from investment operations:

Net investment income	0.08		0.23		0.23	0.23	0.30		0.31

Net realized and unrealized gain (loss)	0.25		0.06		1.29	1.90	(2.93)		0.02

Total from investment operations	0.33		0.29		1.52	2.13	(2.63)		0.33

Less distributions to shareholders:

Net investment income	(0.11)		(0.25)		(0.27)	(0.25)	(0.23)		(0.44)

Net realized gains	—		—		—	—	(0.02)		(0.79)

Total distributions to shareholders	(0.11)		(0.25)		(0.27)	(0.25)	(0.25)		(1.23)

Net asset value, end of period	$10.97		$10.75		$10.71	$9.46	$7.58		$10.46

Total return	3.10%		2.84%		16.23%	28.49%	(25.51%	)	2.69%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.43%	(b)	0.43%		0.43%	0.45%	0.43%		0.41%

Net expenses after fees waived or expenses reimbursed(c)	0.43%	(b)(d)	0.43%	(d)	0.43%	0.45%	0.43%		0.41%

Net investment income	1.53%	(b)(d)	2.11%	(d)	2.32%	2.63%	3.19%		2.70%

Supplemental data

Net assets, end of period (in thousands)	$1,269,580		$1,215,462		$1,164,732	$936,670	$664,054		$746,274

Portfolio turnover	20%		58%		9%	26%	34%		27%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.70		$10.66		$9.41	$7.54	$10.41		$11.31

Income from investment operations:

Net investment income	0.04		0.14		0.15	0.15	0.22		0.22

Net realized and unrealized gain (loss)	0.25		0.07		1.29	1.91	(2.91)		0.02

Total from investment operations	0.29		0.21		1.44	2.06	(2.69)		0.24

Less distributions to shareholders:

Net investment income	(0.07)		(0.17)		(0.19)	(0.19)	(0.16)		(0.35)

Net realized gains	—		—		—	—	(0.02)		(0.79)

Total distributions to shareholders	(0.07)		(0.17)		(0.19)	(0.19)	(0.18)		(1.14)

Net asset value, end of period	$10.92		$10.70		$10.66	$9.41	$7.54		$10.41

Total return	2.72%		2.03%		15.43%	27.54%	(26.12%	)	1.92%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.18%		1.19%	1.21%	1.19%		1.17%

Net expenses after fees waived or expenses reimbursed(c)	1.18%	(b)(d)	1.18%	(d)	1.19%	1.21%	1.19%		1.17%

Net investment income	0.78%	(b)(d)	1.32%	(d)	1.47%	1.79%	2.32%		1.89%

Supplemental data

Net assets, end of period (in thousands)	$92,631		$117,235		$153,336	$163,375	$144,798		$198,087

Portfolio turnover	20%		58%		9%	26%	34%		27%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	67

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.69		$10.65		$9.41	$7.55	$10.41		$11.32

Income from investment operations:

Net investment income	0.04		0.15		0.16	0.17	0.23		0.23

Net realized and unrealized gain (loss)	0.25		0.07		1.28	1.88	(2.91)		0.01

Total from investment operations	0.29		0.22		1.44	2.05	(2.68)		0.24

Less distributions to shareholders:

Net investment income	(0.07)		(0.18)		(0.20)	(0.19)	(0.16)		(0.36)

Net realized gains	—		—		—	—	(0.02)		(0.79)

Total distributions to shareholders	(0.07)		(0.18)		(0.20)	(0.19)	(0.18)		(1.15)

Net asset value, end of period	$10.91		$10.69		$10.65	$9.41	$7.55		$10.41

Total return	2.73%		2.10%		15.40%	27.45%	(25.99%	)	1.85%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.18%		1.19%	1.20%	1.19%		1.17%

Net expenses after fees waived or expenses reimbursed(c)	1.18%	(b)(d)	1.18%	(d)	1.19%	1.20%	1.19%		1.17%

Net investment income	0.78%	(b)(d)	1.38%	(d)	1.62%	1.92%	2.45%		1.97%

Supplemental data

Net assets, end of period (in thousands)	$118,144		$107,827		$90,001	$60,533	$33,449		$35,786

Portfolio turnover	20%		58%		9%	26%	34%		27%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.74		$10.70	$10.10

Income from investment operations:

Net investment income	0.07		0.30	0.11

Net realized and unrealized gain (loss)	0.24		(0.02)(b)	0.60

Total from investment operations	0.31		0.28	0.71

Less distributions to shareholders:

Net investment income	(0.11)		(0.24)	(0.11)

Total distributions to shareholders	(0.11)		(0.24)	(0.11)

Net asset value, end of period	$10.94		$10.74	$10.70

Total return	2.89%		2.66%	7.06%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.68%	(d)	0.71%	0.67%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.68%	(d)(f)	0.71%	0.67%	(d)

Net investment income	1.36%	(d)(f)	2.93%	3.18%	(d)

Supplemental data

Net assets, end of period (in thousands)	$247		$60	$3

Portfolio turnover	20%		58%	9%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	69

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R4	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.74		$10.70	$9.45	$7.57	$10.45		$11.34

Income from investment operations:

Net investment income	0.09		0.23	0.27	0.26	0.33		0.36

Net realized and unrealized gain (loss)	0.24		0.08	1.26	1.88	(2.92)		0.00(a)

Total from investment operations	0.33		0.31	1.53	2.14	(2.59)		0.36

Less distributions to shareholders:

Net investment income	(0.11)		(0.27)	(0.28)	(0.26)	(0.27)		(0.46)

Net realized gains	—		—	—	—	(0.02)		(0.79)

Total distributions to shareholders	(0.11)		(0.27)	(0.28)	(0.26)	(0.29)		(1.25)

Net asset value, end of period	$10.96		$10.74	$10.70	$9.45	$7.57		$10.45

Total return	3.11%		2.94%	16.38%	28.70%	(25.22%	)	2.99%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.33%	(c)	0.34%	0.33%	0.35%	0.35%		0.35%

Net expenses after fees waived or expenses reimbursed(d)	0.33%	(c)	0.34%	0.33%	0.35%	0.06%		0.14%

Net investment income	1.61%	(c)	2.18%	2.66%	2.96%	3.50%		3.12%

Supplemental data

Net assets, end of period (in thousands)	$353		$748	$760	$221	$78		$105

Portfolio turnover	20%		58%	9%	26%	34%		27%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.75		$10.71		$10.10

Income from investment operations:

Net investment income	0.10		0.26		0.16

Net realized and unrealized gain	0.24		0.07		0.58

Total from investment operations	0.34		0.33		0.74

Less distributions to shareholders:

Net investment income	(0.13)		(0.29)		(0.13)

Total distributions to shareholders	(0.13)		(0.29)		(0.13)

Net asset value, end of period	$10.96		$10.75		$10.71

Total return	3.14%		3.15%		7.31%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.18%	(c)	0.19%		0.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.18%	(c)(e)	0.19%	(e)	0.11%	(c)

Net investment income	1.80%	(c)(e)	2.49%	(e)	4.32%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,141		$836		$7

Portfolio turnover	20%		58%		9%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	71

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.47		$10.50		$9.03	$7.01	$10.48		$11.73

Income from investment operations:

Net investment income	0.05		0.17		0.18	0.18	0.23		0.24

Net realized and unrealized gain (loss)	0.24		(0.01)		1.50	2.02	(3.46)		(0.01)

Total from investment operations	0.29		0.16		1.68	2.20	(3.23)		0.23

Less distributions to shareholders:

Net investment income	(0.07)		(0.19)		(0.21)	(0.18)	(0.22)		(0.40)

Net realized gains	—		—		—	—	(0.02)		(1.08)

Total distributions to shareholders	(0.07)		(0.19)		(0.21)	(0.18)	(0.24)		(1.48)

Net asset value, end of period	$10.69		$10.47		$10.50	$9.03	$7.01		$10.48

Total return	2.75%		1.57%		18.80%	31.56%	(31.15%	)	1.57%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.46%	(b)	0.47%		0.47%	0.49%	0.47%		0.43%

Net expenses after fees waived or expenses reimbursed(c)	0.46%	(b)(d)	0.47%	(d)	0.47%	0.49%	0.47%		0.43%

Net investment income	0.97%	(b)(d)	1.61%	(d)	1.89%	2.16%	2.51%		2.04%

Supplemental data

Net assets, end of period (in thousands)	$989,415		$978,712		$1,007,306	$848,711	$644,510		$880,751

Portfolio turnover	14%		85%		11%	28%	33%		33%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012	Year Ended January 31,
Class B	(Unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.43	$10.45	$8.99	$6.98	$10.43	$11.68

Income from investment operations:

Net investment income	0.01	0.09	0.10	0.11	0.16	0.15

Net realized and unrealized gain (loss)	0.24	(0.00)(a)	1.50	2.02	(3.44)	(0.01)

Total from investment operations	0.25	0.09	1.60	2.13	(3.28)	0.14

Less distributions to shareholders:

Net investment income	(0.03)	(0.11)	(0.14)	(0.12)	(0.15)	(0.31)

Net realized gains	—	—	—	—	(0.02)	(1.08)

Total distributions to shareholders	(0.03)	(0.11)	(0.14)	(0.12)	(0.17)	(1.39)

Net asset value, end of period	$10.65	$10.43	$10.45	$8.99	$6.98	$10.43

Total return	2.37%	0.87%	17.86%	30.56%	(31.65%)	0.81%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.21%(c)	1.22%	1.22%	1.26%	1.23%	1.19%

Net expenses after fees waived or expenses reimbursed(d)	1.21%(c)(e)	1.22%(e)	1.22%	1.26%	1.23%	1.19%

Net investment income	0.22%(c)(e)	0.83%(e)	1.05%	1.31%	1.69%	1.23%

Supplemental data

Net assets, end of period (in thousands)	$80,448	$103,662	$136,938	$143,830	$130,075	$199,150

Portfolio turnover	14%	85%	11%	28%	33%	33%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	73

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.40		$10.43		$8.97	$6.98	$10.43		$11.68

Income from investment operations:

Net investment income	0.01		0.09		0.11	0.12	0.16		0.16

Net realized and unrealized gain (loss)	0.24		(0.01)		1.50	1.99	(3.44)		(0.01)

Total from investment operations	0.25		0.08		1.61	2.11	(3.28)		0.15

Less distributions to shareholders:

Net investment income	(0.03)		(0.11)		(0.15)	(0.12)	(0.15)		(0.32)

Net realized gains	—		—		—	—	(0.02)		(1.08)

Total distributions to shareholders	(0.03)		(0.11)		(0.15)	(0.12)	(0.17)		(1.40)

Net asset value, end of period	$10.62		$10.40		$10.43	$8.97	$6.98		$10.43

Total return	2.39%		0.85%		17.97%	30.37%	(31.63%	)	0.85%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.21%	(b)	1.22%		1.22%	1.25%	1.22%		1.19%

Net expenses after fees waived or expenses reimbursed(c)	1.21%	(b)(d)	1.22%	(d)	1.22%	1.25%	1.22%		1.19%

Net investment income	0.23%	(b)(d)	0.88%	(d)	1.18%	1.48%	1.79%		1.33%

Supplemental data

Net assets, end of period (in thousands)	$79,181		$73,063		$63,199	$44,908	$26,361		$33,117

Portfolio turnover	14%		85%		11%	28%	33%		33%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.47		$10.50	$9.74

Income from investment operations:

Net investment income	0.04		0.14	0.11

Net realized and unrealized gain (loss)	0.23		(0.01)	0.77

Total from investment operations	0.27		0.13	0.88

Less distributions to shareholders:

Net investment income	(0.05)		(0.16)	(0.12)

Total distributions to shareholders	(0.05)		(0.16)	(0.12)

Net asset value, end of period	$10.69		$10.47	$10.50

Total return	2.61%		1.31%	9.05%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.68%	(c)	0.73%	0.67%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.68%	(c)	0.73%	0.67%	(c)

Net investment income	0.80%	(c)	1.36%	3.03%	(c)

Supplemental data

Net assets, end of period (in thousands)	$5		$3	$3

Portfolio turnover	14%		85%	11%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	75

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R4	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.49		$10.51	$9.04	$7.02	$10.50		$11.75

Income from investment operations:

Net investment income	0.06		0.18	0.19	0.19	0.27		0.29

Net realized and unrealized gain (loss)	0.23		(0.00)(a)	1.51	2.02	(3.47)		(0.02)

Total from investment operations	0.29		0.18	1.70	2.21	(3.20)		0.27

Less distributions to shareholders:

Net investment income	(0.08)		(0.20)	(0.23)	(0.19)	(0.26)		(0.44)

Net realized gains	—		—	—	—	(0.02)		(1.08)

Total distributions to shareholders	(0.08)		(0.20)	(0.23)	(0.19)	(0.28)		(1.52)

Net asset value, end of period	$10.70		$10.49	$10.51	$9.04	$7.02		$10.50

Total return	2.72%		1.82%	18.92%	31.73%	(30.91%	)	1.86%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.32%	(c)	0.32%	0.34%	0.35%	0.35%		0.34%

Net expenses after fees waived or expenses reimbursed(d)	0.32%	(c)	0.32%	0.34%	0.35%	0.09%		0.16%

Net investment income	1.12%	(c)	1.75%	2.00%	2.30%	2.88%		2.41%

Supplemental data

Net assets, end of period (in thousands)	$843		$903	$992	$842	$558		$806

Portfolio turnover	14%		85%	11%	28%	33%		33%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.47		$10.50		$9.74

Income from investment operations:

Net investment income	0.07		0.21		0.13

Net realized and unrealized gain (loss)	0.23		(0.02)		0.76

Total from investment operations	0.30		0.19		0.89

Less distributions to shareholders:

Net investment income	(0.08)		(0.22)		(0.13)

Total distributions to shareholders	(0.08)		(0.22)		(0.13)

Net asset value, end of period	$10.69		$10.47		$10.50

Total return	2.89%		1.89%		9.19%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.21%	(c)	0.22%		0.12%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.21%	(c)(e)	0.22%	(e)	0.12%	(c)

Net investment income	1.24%	(c)(e)	2.05%	(e)	3.63%	(c)

Supplemental data

Net assets, end of period (in thousands)	$89		$68		$5

Portfolio turnover	14%		85%		11%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	77

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.19		$10.28		$8.62	$6.49	$10.46		$12.20

Income from investment operations:

Net investment income	0.03		0.12		0.14	0.15	0.17		0.19

Net realized and unrealized gain (loss)	0.19		(0.07)		1.69	2.14	(3.98)		(0.14)

Total from investment operations	0.22		0.05		1.83	2.29	(3.81)		0.05

Less distributions to shareholders:

Net investment income	—		(0.14)		(0.17)	(0.16)	(0.12)		(0.39)

Net realized gains	—		—		—	—	(0.04)		(1.40)

Total distributions to shareholders	—		(0.14)		(0.17)	(0.16)	(0.16)		(1.79)

Net asset value, end of period	$10.41		$10.19		$10.28	$8.62	$6.49		$10.46

Total return	2.16%		0.60%		21.22%	35.27%	(36.52%	)	(0.31%	)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.49%	(b)	0.49%		0.50%	0.53%	0.51%		0.46%

Net expenses after fees waived or expenses reimbursed(c)	0.49%	(b)(d)	0.49%	(d)	0.50%	0.51%	0.50%		0.46%

Net investment income	0.48%	(b)(d)	1.18%	(d)	1.48%	1.92%	1.83%		1.53%

Supplemental data

Net assets, end of period (in thousands)	$469,821		$472,855		$489,241	$411,906	$294,773		$428,864

Portfolio turnover	18%		83%		10%	28%	35%		40%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2012

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.17		$10.24		$8.57	$6.46	$10.38		$12.11

Income from investment operations:

Net investment income (loss)	(0.01)		0.04		0.06	0.08	0.09		0.09

Net realized and unrealized gain (loss)	0.20		(0.07)		1.69	2.12	(3.93)		(0.13)

Total from investment operations	0.19		(0.03)		1.75	2.20	(3.84)		(0.04)

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.08)	(0.09)	(0.04)		(0.29)

Net realized gains	—		—		—	—	(0.04)		(1.40)

Total distributions to shareholders	—		(0.04)		(0.08)	(0.09)	(0.08)		(1.69)

Net asset value, end of period	$10.36		$10.17		$10.24	$8.57	$6.46		$10.38

Total return	1.87%		(0.22%	)	20.46%	34.10%	(37.04%	)	(1.02%	)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.23%	(b)	1.24%		1.26%	1.29%	1.26%		1.22%

Net expenses after fees waived or expenses reimbursed(c)	1.23%	(b)(d)	1.24%	(d)	1.26%	1.27%	1.26%		1.22%

Net investment income (loss)	(0.26%	)(b)(d)	0.38%	(d)	0.62%	1.09%	0.99%		0.74%

Supplemental data

Net assets, end of period (in thousands)	$37,716		$49,003		$66,323	$69,632	$56,864		$94,960

Portfolio turnover	18%		83%		10%	28%	35%		40%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	79

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.04		$10.14		$8.50	$6.42	$10.33		$12.08

Income from investment operations:

Net investment income (loss)	(0.01)		0.04		0.07	0.11	0.10		0.10

Net realized and unrealized gain (loss)	0.20		(0.07)		1.67	2.08	(3.92)		(0.15)

Total from investment operations	0.19		(0.03)		1.74	2.19	(3.82)		(0.05)

Less distributions to shareholders:

Net investment income	—		(0.07)		(0.10)	(0.11)	(0.05)		(0.30)

Net realized gains	—		—		—	—	(0.04)		(1.40)

Total distributions to shareholders	—		(0.07)		(0.10)	(0.11)	(0.09)		(1.70)

Net asset value, end of period	$10.23		$10.04		$10.14	$8.50	$6.42		$10.33

Total return	1.89%		(0.23%	)	20.45%	34.07%	(37.00%	)	(1.06%	)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.24%	(b)	1.24%		1.25%	1.28%	1.26%		1.21%

Net expenses after fees waived or expenses reimbursed(c)	1.24%	(b)(d)	1.24%	(d)	1.25%	1.26%	1.25%		1.21%

Net investment income (loss)	(0.26%	)(b)(d)	0.44%	(d)	0.72%	1.37%	1.09%		0.83%

Supplemental data

Net assets, end of period (in thousands)	$34,817		$33,266		$31,772	$26,852	$11,330		$15,158

Portfolio turnover	18%		83%		10%	28%	35%		40%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2012

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Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.16		$10.25	$9.42

Income from investment operations:

Net investment income	0.01		0.10	0.10

Net realized and unrealized gain (loss)	0.20		(0.07)	0.92

Total from investment operations	0.21		0.03	1.02

Less distributions to shareholders:

Net investment income	—		(0.12)	(0.19)

Total distributions to shareholders	—		(0.12)	(0.19)

Net asset value, end of period	$10.37		$10.16	$10.25

Total return	2.07%		0.33%	10.87%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.75%	(c)	0.70%	0.71%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.75%	(c)(e)	0.70%	0.71%	(c)

Net investment income	0.29%	(c)(e)	0.98%	2.91%	(c)

Supplemental data

Net assets, end of period (in thousands)	$61		$3	$3

Portfolio turnover	18%		83%	10%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	81

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class R4	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.20		$10.30	$8.63	$6.50	$10.48		$12.23

Income from investment operations:

Net investment income	0.03		0.13	0.15	0.17	0.22		0.28

Net realized and unrealized gain (loss)	0.21		(0.07)	1.70	2.13	(4.01)		(0.20)

Total from investment operations	0.24		0.06	1.85	2.30	(3.79)		0.08

Less distributions to shareholders:

Net investment income	—		(0.16)	(0.18)	(0.17)	(0.15)		(0.43)

Net realized gains	—		—	—	—	(0.04)		(1.40)

Total distributions to shareholders	—		(0.16)	(0.18)	(0.17)	(0.19)		(1.83)

Net asset value, end of period	$10.44		$10.20	$10.30	$8.63	$6.50		$10.48

Total return	2.35%		0.64%	21.46%	35.36%	(36.20%	)	(0.09%	)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.34%	(b)	0.35%	0.38%	0.36%	0.36%		0.35%

Net expenses after fees waived or expenses reimbursed(c)	0.34%	(b)	0.35%	0.38%	0.36%	0.11%		0.18%

Net investment income	0.64%	(b)	1.30%	1.62%	2.13%	2.57%		2.29%

Supplemental data

Net assets, end of period (in thousands)	$384		$451	$461	$391	$141		$110

Portfolio turnover	18%		83%	10%	28%	35%		40%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2012

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Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

	Six Months Ended July 31, 2012		Year Ended January 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.16		$10.26		$9.42

Income from investment operations:

Net investment income	0.04		0.14		0.12

Net realized and unrealized gain (loss)	0.20		(0.07)		0.92

Total from investment operations	0.24		0.07		1.04

Less distributions to shareholders:

Net investment income	—		(0.17)		(0.20)

Total distributions to shareholders	—		(0.17)		(0.20)

Net asset value, end of period	$10.40		$10.16		$10.26

Total return	2.36%		0.83%		11.11%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.24%	(c)	0.24%		0.18%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.24%	(c)(e)	0.24%	(e)	0.18%	(c)

Net investment income	0.74%	(c)(e)	1.40%	(e)	3.44%	(c)

Supplemental data

Net assets, end of period (in thousands)	$195		$168		$3

Portfolio turnover	18%		83%		10%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	83

Columbia Portfolio Builder Series

Notes to Financial Statements

July 31, 2012 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund. Each Fund currently operates as a diversified fund.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Each Fund may also invest in unaffiliated underlying funds, exchange traded funds, equity and fixed income securities, treasury inflation protected securities and derivatives. Columbia Management is the Investment Manager for the Funds.

*For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). The Funds offer Class A, Class B, Class C, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund and 5.75% for Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such

84	Semiannual Report 2012

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreementt between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

The Funds bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage the exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Portfolio Builder Conservative Fund

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	663,050	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,138,597
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(662,633)

Semiannual Report 2012	85

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	677

Columbia Portfolio Builder Moderate Conservative Fund

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	921,503	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,603,842
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(920,836)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	1,083

Portfolio Builder Moderate Fund

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	2,534,149	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	3,276,376
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(2,532,316)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	2,786

Columbia Portfolio Builder Moderate Aggressive Fund

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	1,155,138	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	650,218
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(1,153,639)

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	540,116	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	1,699

Columbia Portfolio Builder Aggressive Fund

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	559,278
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(545,454)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	568

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Moderate Aggressive Fund and are declared and paid annually for Columbia Portfolio Builder Aggressive Fund. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay the Investment Manager a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Funds, as defined under the 1940 Act, may elect to defer payment up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended July 31, 2012, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Portfolio Builder Conservative Fund	737

Columbia Portfolio Builder Moderate Conservative Fund	737

Columbia Portfolio Builder Moderate Fund	737

Columbia Portfolio Builder Moderate Aggressive Fund	737

Columbia Portfolio Builder Aggressive Fund	737

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to each Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by each Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from each Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2012, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class R (%)	Class R4 (%)	Class Z (%)
Columbia Portfolio Builder Conservative Fund	0.13	0.13	0.13	0.12	0.05	0.13

Columbia Portfolio Builder Moderate Conservative Fund	0.12	0.12	0.12	0.13	0.05	0.12

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Fund	Class A (%)	Class B (%)	Class C (%)	Class R (%)	Class R4 (%)	Class Z (%)
Columbia Portfolio Builder Moderate Fund	0.14	0.14	0.14	0.15	0.05	0.14

Columbia Portfolio Builder Moderate Aggressive Fund	0.17	0.16	0.17	0.17	0.02	0.17

Columbia Portfolio Builder Aggressive Fund	0.18	0.18	0.18	0.19	0.03	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below a Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2012, these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Portfolio Builder Conservative Fund	40

Columbia Portfolio Builder Moderate Conservative Fund	0

Columbia Portfolio Builder Moderate Fund	60

Columbia Portfolio Builder Moderate Aggressive Fund	40

Columbia Portfolio Builder Aggressive Fund	360

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Portfolio Builder Conservative Fund	1,988,000	274,000

Columbia Portfolio Builder Moderate Conservative Fund	2,820,000	380,000

Columbia Portfolio Builder Moderate Fund	6,796,000	1,678,000

Columbia Portfolio Builder Moderate Aggressive Fund	5,038,000	1,242,000

Columbia Portfolio Builder Aggressive Fund	2,191,000	217,000

These amounts are based on the most recent information available as of March 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2012, are as follows:

Fund	Class A ($)	Class B ($)	Class C ($)
Columbia Portfolio Builder Conservative Fund	244,350	2,537	1,079

Columbia Portfolio Builder Moderate Conservative Fund	477,242	6,042	3,117

Columbia Portfolio Builder Moderate Fund	1,582,736	24,938	7,403

Columbia Portfolio Builder Moderate Aggressive Fund	1,414,896	23,698	4,582

Columbia Portfolio Builder Aggressive Fund	653,752	10,286	2,088

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A (%)	Class B (%)	Class C (%)	Class R (%)	Class R4 (%)	Class Z (%)
0.51	1.26	1.26	0.76	0.44	0.26

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by a Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2012, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Portfolio Builder Conservative Fund	305,531,000	17,371,000	(644,000)	16,727,000

Columbia Portfolio Builder Moderate Conservative Fund	527,892,000	33,902,000	(2,891,000)	31,011,000

Columbia Portfolio Builder Moderate Fund	1,384,205,000	106,179,000	(10,969,000)	95,210,000

Columbia Portfolio Builder Moderate Aggressive Fund	1,064,487,000	93,478,000	(9,619,000)	83,859,000

Columbia Portfolio Builder Aggressive Fund	503,082,000	43,830,000	(4,575,000)	39,255,000

The following capital loss carryforward, determined at January 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2017 ($)	2018 ($)	2019 ($)	Unlimited Short- Term ($)	Unlimited Long- Term ($)	Total ($)
Columbia Portfolio Builder Moderate Fund	—	21,707,536	3,513,506	—	—	25,221,042

Columbia Portfolio Builder Moderate Aggressive Fund	4,898,399	57,879,727	14,203,326	9,228,754	2,191,490	88,401,696

Columbia Portfolio Builder Aggressive Fund	6,629,032	28,221,611	8,579,032	5,580,893	13,523,521	62,534,089

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2012, late year ordinary losses and post-October capital losses attributed to security transactions were deferred to February 1, 2012 as follows:

Fund	Late Year Ordinary Losses ($)	Post-October Capital Losses ($)
Columbia Portfolio Builder Moderate Fund	—	34,140

Columbia Portfolio Builder Moderate Aggressive Fund	—	190,234

Columbia Portfolio Builder Aggressive Fund	—	64,863

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended July 31, 2012, the cost of purchases and proceeds from sales of investments in underlying funds, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)
Columbia Portfolio Builder Conservative Fund	44,951,839	52,352,317

Columbia Portfolio Builder Moderate Conservative Fund	95,206,282	88,174,930

Columbia Portfolio Builder Moderate Fund	302,467,152	298,851,541

Columbia Portfolio Builder Moderate Aggressive Fund	165,044,419	202,608,635

Columbia Portfolio Builder Aggressive Fund	99,492,070	126,392,180

Note 6. Shareholder Concentration

At July 31, 2012, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Portfolios. For unaffiliated shareholder accounts, the Portfolios have no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Portfolio Builder Conservative Fund	1	27.7	—

Columbia Portfolio Builder Moderate Fund	1	23.9	—

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Portfolio Builder Aggressive Fund	1	28.1	—

Columbia Portfolio Builder Moderate Aggressive Fund	7	29.6	—

Columbia Portfolio Builder Moderate Conservative Fund	1	26.9	—

Note 7. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Funds had no borrowings during the six months ended July 31, 2012.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than noted as below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2012, the Board of Trustees approved a proposal to merge Columbia Portfolio Builder Moderate Conservative Fund into Columbia LifeGoal Income and Growth Portfolio. Shareholders of the Fund will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2013.

In September 2012, the Board of Trustees approved a proposal to merge Columbia Portfolio Builder Moderate Aggressive Fund into Columbia LifeGoal Balanced Growth Portfolio. Shareholders of the Fund will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2013.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Funds and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012. The Funds did not consult with PwC during the fiscal years ended January 31, 2012 and 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Funds as of and for the fiscal years ended January 31, 2012 and 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

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Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Portfolio Builder Series Funds (each, a “Series Fund” and collectively, the “Series Funds”). Under an investment management services agreement with respect to each of the Series Funds, (each, an “IMS Agreement”), Columbia Management provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Series Fund’s Board of Trustees (the “Board”), including the independent Board members (the “Independent Trustees”), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Series Funds’ expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund’s performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Series Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Series Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Series Funds by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS Agreement and the Series Funds’ other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each Series Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund,

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Approval of Investment Management Services Agreement (continued)

the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. For Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund, the Board observed that the each Fund’s investment performance met expectations. For Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Moderate Fund, the Board observed that each Fund’s investment performance was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Series Funds

The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Series Fund’s contribution to Columbia Management’s profitability. For Columbia Portfolio Builder Moderate Aggressive Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of a Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to each Series Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that each Series Fund’s direct expenses do not include any advisory fees and, the direct and indirect total expense ratios are lower than or approximate the median ratio for each Series Fund’s peer universe. Based on its review, the Board concluded that each Series Fund’s fees were fair and reasonable in light of the extent and quality of services that the Series Funds receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Series Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Series Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the Series Funds do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

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Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	97

Columbia Portfolio Builder Series

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6293 K (9/12)

Semiannual Report July 31, 2012

Columbia Income Builder Fund

Columbia Income Builder Fund

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Income Builder Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Income Builder Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Income Builder Fund (the Fund) Class A shares rose 4.44% (excluding sales charges) for the six-month period ended July 31, 2012.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index gained 2.88% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000 Value Index, rose 5.37% for the period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.03% during the period.

>	The Fund outperformed its Blended Index, which gained 3.31% for the period.

Average Annual Total Returns (%) (for period ended July 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life*
Class A	02/16/06
Excluding sales charges		4.44	6.92	5.54	5.94
Including sales charges		-0.51	1.84	4.52	5.15
Class B	02/16/06
Excluding sales charges		4.02	6.07	4.75	5.14
Including sales charges		-0.98	1.07	4.41	5.14
Class C	02/16/06
Excluding sales charges		3.95	6.03	4.74	5.14
Including sales charges		2.95	5.03	4.74	5.14
Class R**	09/27/10	4.23	6.60	5.41	5.80
Class R4	02/16/06	4.35	6.97	5.83	6.21
Class Z**	09/27/10	4.48	7.20	5.65	6.03
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	6.33
Russell 3000 Value Index		5.37	7.09	-0.93	1.77
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.05	0.79	1.70
Blended Index		3.31	6.85	4.70	5.03

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	Fund data, Barclays U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 28, 2006.

**	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The Blended Index consists of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Income Builder Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	28.4
Columbia Convertible Securities Fund, Class I Shares	3.0
Columbia Dividend Opportunity Fund, Class I Shares	10.2
Columbia Large Value Quantitative Fund, Class I Shares	4.6
Columbia Multi-Advisor International Equity Fund, Class I Shares	2.0
Columbia Real Estate Equity Fund, Class I Shares	4.6
Columbia Small Cap Value Fund I, Class I Shares	4.0
Fixed-Income Funds	65.8
Columbia Corporate Income Fund, Class I Shares	3.0
Columbia Emerging Markets Bond Fund, Class I Shares	5.1
Columbia Floating Rate Fund, Class I Shares	7.4
Columbia High Yield Bond Fund, Class I Shares	14.9
Columbia Inflation Protected Securities Fund, Class I Shares	3.0
Columbia International Bond Fund, Class I Shares	2.0
Columbia Limited Duration Credit Fund, Class I Shares	5.0
Columbia U.S. Government Mortgage Fund, Class I Shares	24.7
Columbia U.S. Treasury Index Fund, Class I Shares	0.7
Alternative Investments	5.8
Columbia Absolute Return Currency and Income Fund, Class I Shares	1.9
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	3.9
Money Market Funds	0.0	(a)

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

Top Five Holdings (%) (at July 31, 2012)
Columbia U.S. Government Mortgage Fund, Class I Shares	24.7
Columbia High Yield Bond Fund, Class I Shares	14.9
Columbia Dividend Opportunity Fund, Class I Shares	10.2
Columbia Floating Rate Fund, Class I Shares	7.4
Columbia Emerging Markets Bond Fund, Class I Shares	5.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	3

Columbia Income Builder Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,044.40	1,022.87	2.03	2.01	0.40	5.44	5.38	1.07
Class B	1,000.00	1,000.00	1,040.20	1,019.14	5.83	5.77	1.15	9.23	9.14	1.82
Class C	1,000.00	1,000.00	1,039.50	1,019.14	5.83	5.77	1.15	9.23	9.14	1.82
Class R	1,000.00	1,000.00	1,042.30	1,021.68	3.25	3.22	0.64	6.65	6.58	1.31
Class R4	1,000.00	1,000.00	1,043.50	1,023.07	1.83	1.81	0.36	5.23	5.18	1.03
Class Z	1,000.00	1,000.00	1,044.80	1,024.17	0.71	0.70	0.14	4.12	4.08	0.81

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Income Builder Fund

Portfolio of Investments

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 28.4%
	Shares	Value ($)

Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,767,209	25,465,478

Dividend Income 10.2%
Columbia Dividend Opportunity Fund, Class I Shares(a)	10,097,344	87,140,082

International 2.0%
Columbia Multi-Advisor International Equity Fund, Class I Shares(a)	1,597,992	17,513,998

Real Estate 4.6%
Columbia Real Estate Equity Fund, Class I Shares(a)	2,668,064	39,514,021

U.S. Large Cap 4.6%
Columbia Large Value Quantitative Fund, Class I Shares(a)	5,548,910	38,897,857

U.S. Small Cap 4.0%
Columbia Small Cap Value Fund I, Class I Shares(a)	806,578	33,819,828

Total Equity Funds
(Cost: $228,261,576)		242,351,264

Fixed-Income Funds 65.7%
Emerging Markets 5.1%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	3,611,585	43,591,827

Floating Rate 7.3%
Columbia Floating Rate Fund, Class I Shares(a)	7,052,121	62,763,877

High Yield 14.9%
Columbia High Yield Bond Fund, Class I Shares(a)	44,101,647	127,012,745

Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	2,248,299	25,585,641

International 2.0%
Columbia International Bond Fund, Class I Shares(a)	1,486,010	16,970,230

Fixed-Income Funds (continued)
	Shares	Value ($)

Investment Grade 33.4%
Columbia Corporate Income Fund, Class I Shares(a)	2,428,873	25,770,342

Columbia Limited Duration Credit Fund, Class I Shares(a)	4,167,719	42,302,344

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	36,971,498	211,107,255

Columbia U.S. Treasury Index Fund, Class I Shares(a)	528,046	6,215,104

Total		285,395,045

Total Fixed-Income Funds
(Cost: $514,858,063)		561,319,365

Alternative Investments 5.8%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,573,314	16,283,797

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	3,311,220	33,045,975

Total Alternative Investments
(Cost: $48,921,229)		49,329,772

Money Market Funds —%

Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	380,647	380,647

Total Money Market Funds
(Cost: $380,647)		380,647

Total Investments
(Cost: $792,421,515)		853,381,048

Other Assets and Liabilities		1,155,423

Net Assets		854,536,471

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,773,105	1,004,776	—	—	15,777,881	—	—	16,283,797

Columbia Absolute Return Multi-Strategy Income Fund, Class I Shares	23,038,847	10,112,117	(7,608)	(8)	33,143,348	—	—	33,045,975

Columbia Convertible Securities Fund, Class 1	25,917,320	1,718,146	(468,291)	(15,224)	27,151,951	—	412,127	25,465,478

Columbia Corporate Income Fund, Class I Shares	—	24,911,115	—	—	24,911,115	—	361,515	25,770,342

Columbia Diversified Bond Fund, Class I Shares	66,669,960	449,910	(70,075,964)	2,956,094	—	—	454,562	—

Columbia Dividend Opportunity Fund, Class I Shares	86,056,449	6,976,485	(6,980,427)	(901,279)	85,151,228	—	1,502,842	87,140,082

Columbia Emerging Markets Bond Fund, Class I Shares	51,515,137	2,595,834	(16,498,991)	1,932,971	39,544,951	—	1,606,160	43,591,827

Columbia Floating Rate Fund, Class I Shares	53,863,986	2,816,735	(6,521)	(498)	56,673,702	—	1,570,141	62,763,877

Columbia High Yield Bond Fund, Class I Shares	107,397,051	4,164,441	(2,036,730)	609,321	110,134,083	—	4,049,171	127,012,745

Columbia Inflation Protected Securities Fund, Class I Shares	36,186,646	1,024,802	(14,580,652)	1,058,317	23,689,113	—	232,437	25,585,641

Columbia International Bond Fund, Class I Shares	15,409,494	1,669,561	—	—	17,079,055	—	93,270	16,970,230

Columbia Large Value Quantitative Fund, Class I Shares	38,061,210	4,828,528	(3,323,305)	350,825	39,917,258	—	—	38,897,857

Columbia Limited Duration Credit Fund, Class I Shares	30,960,001	10,849,198	—	—	41,809,199	—	471,505	42,302,344

Columbia Money Market Fund, Class I Shares	760,626	22	(380,001)	—	380,647	—	20	380,647

Columbia Multi-Advisor International Equity Fund, Class I Shares	16,613,818	2,206,956	(444,548)	4,551	18,380,777	—	252,962	17,513,998

Columbia Real Estate Equity Fund, Class I Shares	25,100,346	1,682,558	(8,326,056)	4,324,417	22,781,265	—	408,452	39,514,021

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Small Cap Value Fund, Class I Shares	40,188,584	2,123,005	(8,938,525)	1,506,033	34,879,097	—	—	33,819,828

Columbia U.S. Government Mortgage Fund, Class I Shares	112,865,674	82,763,727	(863,456)	105,823	194,871,768	—	2,349,682	211,107,255

Columbia U.S. Treasury Index Fund, Class I Shares	—	6,248,393	(104,481)	1,165	6,145,077	101,704	32,829	6,215,104

Total	745,378,254	168,146,309	(133,035,556)	11,932,508	792,421,515	101,704	13,797,675	853,381,048

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	853,381,048	—	—	853,381,048

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Income Builder Fund

Statement of Assets and Liabilities

July 31, 2012 (Unaudited)

Assets

Investments in affiliated funds, at value (identified cost $792,421,515)	$853,381,048

Receivable for:

Capital shares sold	2,277,793

Dividends from affiliated funds	1,561,033

Prepaid expenses	3,136

Total assets	857,223,010

Liabilities

Payable for:

Affiliated investments purchased	1,891,213

Capital shares purchased	703,935

Distribution fees	8,109

Transfer agent fees	71,302

Administration fees	466

Compensation of board members	3,866

Other expenses	7,648

Total liabilities	2,686,539

Net assets applicable to outstanding capital stock	$854,536,471

Represented by

Paid-in capital	$889,414,065

Excess of distributions over net investment income	(358,101)

Accumulated net realized loss	(95,479,026)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	60,959,533

Total — representing net assets applicable to outstanding capital stock	$854,536,471

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Income Builder Fund

Statement of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

Class A

Net assets	$736,614,925

Shares outstanding	66,030,107

Net asset value per share	$11.16

Maximum offering price per share(a)	$11.72

Class B

Net assets	$34,553,424

Shares outstanding	3,083,678

Net asset value per share	$11.21

Class C

Net assets	$78,470,641

Shares outstanding	7,009,549

Net asset value per share	$11.19

Class R

Net assets	$168,758

Shares outstanding	15,058

Net asset value per share	$11.21

Class R4

Net assets	$67,197

Shares outstanding	6,016

Net asset value per share	$11.17
Class Z

Net assets	$4,661,526

Shares outstanding	417,756

Net asset value per share	$11.16

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Income Builder Fund

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$13,797,675

Total income	13,797,675

Expenses:
Distribution fees
Class A	885,223
Class B	195,825
Class C	344,640
Class R	296
Transfer agent fees
Class A	355,169
Class B	19,786
Class C	34,046
Class R	54
Class R4	17
Class Z	1,510
Administration fees	81,975
Plan administration fees
Class R4	82
Compensation of board members	4,886
Custodian fees	2,687
Printing and postage fees	56,328
Registration fees	68,717
Professional fees	11,186
Other	10,376

Total expenses	2,072,803
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(17,281)
Expense reductions	(40)

Total net expenses	2,055,482

Net investment income	11,742,193

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	11,932,508
Capital gain distributions from underlying affiliated funds	101,704

Net realized gain	12,034,212
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	11,011,705

Net change in unrealized appreciation	11,011,705
Net realized and unrealized gain	23,045,917

Net increase in net assets resulting from operations	$34,788,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Income Builder Fund

Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations

Net investment income	$11,742,193	$23,173,193

Net realized gain	12,034,212	34,271,459

Net change in unrealized appreciation (depreciation)	11,011,705	(22,904,027)

Net increase in net assets resulting from operations	34,788,110	34,540,625

Distributions to shareholders:

Net investment income

Class A	(10,909,417)	(22,570,366)

Class B	(438,006)	(1,194,017)

Class C	(818,744)	(1,412,809)

Class R	(1,811)	(185)

Class R4	(1,016)	(2,071)

Class Z	(58,100)	(34,492)

Total distributions to shareholders	(12,227,094)	(25,213,940)

Increase (decrease) in net assets from share transactions	36,271,826	550,813,260

Total increase in net assets	58,832,842	560,139,945

Net assets at beginning of period	795,703,629	235,563,684

Net assets at end of period	$854,536,471	$795,703,629

Undistributed (excess of distributions over) net investment income	$(358,101)	$126,800

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Income Builder Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	7,439,080	81,927,685	10,830,494	115,394,929

Fund merger	—	—	45,231,208	488,072,273

Distributions reinvested	890,655	9,794,794	1,632,977	17,295,069

Redemptions	(6,136,382)	(67,525,299)	(12,705,049)	(135,039,518)

Net increase	2,193,353	24,197,180	44,989,630	485,722,753

Class B shares

Subscriptions	131,114	1,448,768	398,113	4,270,907

Fund merger	—	—	3,545,400	38,389,673

Distributions reinvested	37,541	414,681	95,768	1,019,832

Redemptions(a)	(824,024)	(9,138,555)	(2,023,560)	(21,829,035)

Net increase (decrease)	(655,369)	(7,275,106)	2,015,721	21,851,377

Class C shares

Subscriptions	1,831,794	20,212,951	2,047,435	21,824,775

Fund merger	—	—	2,549,594	27,611,177

Distributions reinvested	68,925	760,722	101,579	1,078,784

Redemptions	(434,240)	(4,791,973)	(826,444)	(8,795,070)

Net increase	1,466,479	16,181,700	3,872,164	41,719,666

Class R shares

Subscriptions	12,168	134,630	3,819	41,085

Distributions reinvested	160	1,772	9	95

Redemptions	(1,341)	(14,919)	—	—

Net increase	10,987	121,483	3,828	41,180

Class R4 shares

Fund merger	—	—	4,875	52,653

Distributions reinvested	46	516	95	1,007

Net increase	46	516	4,970	53,660

Class Z shares

Subscriptions	316,590	3,493,534	157,693	1,684,231

Distributions reinvested	4,392	48,289	2,341	24,763

Redemptions	(44,845)	(495,770)	(26,808)	(284,370)

Net increase	276,137	3,046,053	133,226	1,424,624

Total net increase	3,291,633	36,271,826	51,019,539	550,813,260

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Income Builder Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended July 31, 2012		Year Ended January 31,					Year Ended May 31,
Class A	(Unaudited)		2012	2011	2010	2009	2008(a)	2007
Per share data
Net asset value, beginning of period	$10.85		$10.58	$9.76	$8.24	$10.27	$10.79	$9.98

Income from investment operations:

Net investment income	0.16		0.37	0.35	0.35	0.38	0.30	0.42

Net realized and unrealized gain (loss)	0.32		0.30	0.87	1.55	(2.03)	(0.39)	0.84

Total from investment operations	0.48		0.67	1.22	1.90	(1.65)	(0.09)	1.26

Less distributions to shareholders:

Net investment income	(0.17)		(0.40)	(0.40)	(0.38)	(0.38)	(0.36)	(0.45)

Net realized gains	—		—	—	—	—	(0.07)	—

Tax return of capital	—		—	(0.00)(b)	—	—	—	—

Total distributions to shareholders	(0.17)		(0.40)	(0.40)	(0.38)	(0.38)	(0.43)	(0.45)

Net asset value, end of period	$11.16		$10.85	$10.58	$9.76	$8.24	$10.27	$10.79

Total return	4.44%		6.48%	12.72%	23.35%	(16.43%)	(0.84%)	12.89%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.41%	(d)	0.42%	0.44%	0.42%	0.41%	0.40%(d)	0.46%

Net expenses after fees waived or expenses reimbursed(e)	0.40%	(d)	0.42%	0.44%	0.42%	0.41%	0.40%(d)	0.45%

Net investment income	2.96%	(d)	3.50%	3.42%	3.87%	3.75%	4.26%(d)	4.02%

Supplemental data

Net assets, end of period (in thousands)	$736,615		$692,920	$199,434	$191,609	$186,971	$260,429	$197,480

Portfolio turnover	16%		31%	28%	41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,					Year Ended May 31,
Class B	(Unaudited)		2012	2011	2010	2009	2008(a)	2007
Per share data
Net asset value, beginning of period	$10.90		$10.62	$9.79	$8.23	$10.25	$10.77	$9.97

Income from investment operations:

Net investment income	0.12		0.29	0.27	0.28	0.31	0.25	0.35

Net realized and unrealized gain (loss)	0.32		0.30	0.88	1.54	(2.02)	(0.39)	0.83

Total from investment operations	0.44		0.59	1.15	1.82	(1.71)	(0.14)	1.18

Less distributions to shareholders:

Net investment income	(0.13)		(0.31)	(0.32)	(0.26)	(0.31)	(0.31)	(0.38)

Net realized gains	—		—	—	—	—	(0.07)	—

Tax return of capital	—		—	(0.00)(b)	—	—	—	—

Total distributions to shareholders	(0.13)		(0.31)	(0.32)	(0.26)	(0.31)	(0.38)	(0.38)

Net asset value, end of period	$11.21		$10.90	$10.62	$9.79	$8.23	$10.25	$10.77

Total return	4.02%		5.67%	11.91%	22.38%	(17.00%)	(1.34%)	12.01%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.16%	(d)	1.17%	1.19%	1.18%	1.16%	1.15%(d)	1.22%

Net expenses after fees waived or expenses reimbursed(e)	1.15%	(d)	1.17%	1.19%	1.18%	1.16%	1.15%(d)	1.21%

Net investment income	2.20%	(d)	2.74%	2.61%	3.06%	2.96%	3.50%(d)	3.27%

Supplemental data

Net assets, end of period (in thousands)	$34,553		$40,756	$18,295	$24,940	$27,939	$42,118	$33,369

Portfolio turnover	16%		31%	28%	41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,					Year Ended May 31,
Class C	(Unaudited)		2012	2011	2010	2009	2008(a)	2007
Per share data
Net asset value, beginning of period	$10.89		$10.61	$9.79	$8.24	$10.26	$10.78	$9.99

Income from investment operations:

Net investment income	0.12		0.29	0.28	0.29	0.31	0.25	0.35

Net realized and unrealized gain (loss)	0.31		0.31	0.86	1.53	(2.02)	(0.39)	0.82

Total from investment operations	0.43		0.60	1.14	1.82	(1.71)	(0.14)	1.17

Less distributions to shareholders:

Net investment income	(0.13)		(0.32)	(0.32)	(0.27)	(0.31)	(0.31)	(0.38)

Net realized gains	—		—	—	—	—	(0.07)	—

Tax return of capital	—		—	(0.00)(b)	—	—	—	—

Total distributions to shareholders	(0.13)		(0.32)	(0.32)	(0.27)	(0.31)	(0.38)	(0.38)

Net asset value, end of period	$11.19		$10.89	$10.61	$9.79	$8.24	$10.26	$10.78

Total return	3.95%		5.73%	11.84%	22.35%	(16.97%)	(1.33%)	11.91%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.16%	(d)	1.17%	1.20%	1.17%	1.16%	1.15%(d)	1.21%

Net expenses after fees waived or expenses reimbursed(e)	1.15%	(d)	1.17%	1.20%	1.17%	1.16%	1.15%(d)	1.20%

Net investment income	2.23%	(d)	2.76%	2.72%	3.16%	3.00%	3.53%(d)	3.27%

Supplemental data

Net assets, end of period (in thousands)	$78,471		$60,381	$17,732	$12,407	$9,282	$11,685	$8,088

Portfolio turnover	16%		31%	28%	41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2012	Year Ended January 31,
Class R	(Unaudited)	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.91	$10.63	$10.29

Income from investment operations:

Net investment income	0.16	0.30	0.17

Net realized and unrealized gain	0.30	0.35	0.33

Total from investment operations	0.46	0.65	0.50

Less distributions to shareholders:

Net investment income	(0.16)	(0.37)	(0.16)

Tax return of capital	—	—	(0.00)(b)

Total distributions to shareholders	(0.16)	(0.37)	(0.16)

Net asset value, end of period	$11.21	$10.91	$10.63

Total return	4.23%	6.29%	4.88%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.65%(d)	0.73%	0.63%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.64%(d)	0.66%	0.63%(d)

Net investment income	2.89%(d)	2.90%	4.84%(d)

Supplemental data

Net assets, end of period (in thousands)	$169	$44	$3

Portfolio turnover	16%	31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) January 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2012	Year Ended January 31,					Year Ended May 31, 2007
Class R4	(Unaudited)	2012	2011	2010	2009	2008(a)
Per share data
Net asset value, beginning of period	$10.87	$10.59	$9.77	$8.26	$10.28	$10.80	$9.99

Income from investment operations:

Net investment income	0.16	0.38	0.35	0.36	0.42	0.33	0.43

Net realized and unrealized gain (loss)	0.31	0.31	0.87	1.54	(2.01)	(0.34)	0.84

Total from investment operations	0.47	0.69	1.22	1.90	(1.59)	(0.01)	1.27

Less distributions to shareholders:

Net investment income	(0.17)	(0.41)	(0.40)	(0.39)	(0.43)	(0.44)	(0.46)

Net realized gains	—	—	—	—	—	(0.07)	—

Tax return of capital	—	—	(0.00)(b)	—	—	—	—

Total distributions to shareholders	(0.17)	(0.41)	(0.40)	(0.39)	(0.43)	(0.51)	(0.46)

Net asset value, end of period	$11.17	$10.87	$10.59	$9.77	$8.26	$10.28	$10.80

Total return	4.35%	6.64%	12.74%	23.31%	(15.93%)	(0.08%)	13.02%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.36%(d)	0.35%	0.43%	0.36%	0.37%	0.37%(d)	0.42%

Net expenses after fees waived or expenses reimbursed(e)	0.36%(d)	0.35%	0.42%	0.36%	0.08%	0.08%(d)	0.29%

Net investment income	3.00%(d)	3.58%	3.45%	3.95%	3.90%	4.32%(d)	4.39%

Supplemental data

Net assets, end of period (in thousands)	$67	$65	$11	$10	$8	$34	$107

Portfolio turnover	16%	31%	28%	41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2012	Year Ended January 31,
Class Z	(Unaudited)	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.86	$10.59	$10.29

Income from investment operations:

Net investment income	0.18	0.41	0.09

Net realized and unrealized gain	0.30	0.29	0.39

Total from investment operations	0.48	0.70	0.48

Less distributions to shareholders:

Net investment income	(0.18)	(0.43)	(0.18)

Tax return of capital	—	—	(0.00)(b)

Total distributions to shareholders	(0.18)	(0.43)	(0.18)

Net asset value, end of period	$11.16	$10.86	$10.59

Total return	4.48%	6.79%	4.67%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.15%(d)	0.17%	0.47%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.14%(d)	0.17%	0.17%(d)

Net investment income	3.27%(d)	3.87%	2.44%(d)

Supplemental data

Net assets, end of period (in thousands)	$4,662	$1,537	$89

Portfolio turnover	16%	31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) January 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Income Builder Fund

Notes to Financial Statements

July 31, 2012 (Unaudited)

Note 1. Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Fund’s most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

20	Semiannual Report 2012

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Fund does not pay the Investment Manager a direct management fee for managing its assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which the Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2012, other expenses paid to this company were $737.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012	21

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.10%
Class B	0.10
Class C	0.10
Class R	0.09
Class R4	0.05
Class Z	0.09

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2012, these minimum account balance fees reduced total expenses by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,622,000 and $508,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $779,359 for Class A, $4,618 for Class B and $3,359 for Class C shares for the six months ended July 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class R	0.70
Class R4	0.42
Class Z	0.20

22	Semiannual Report 2012

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Prior to April 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class R	0.70
Class R4	0.43
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2012, the cost of investments for federal income tax purposes was approximately $792,422,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$65,798,000
Unrealized depreciation	(4,838,000)
Net unrealized appreciation	$60,960,000

The following capital loss carryforward, determined as of January 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	76,275,181
2018	11,352,492
2019	1,382,671
Total	89,010,344

The Fund acquired $97,845,265 of capital loss carryforward in connection with the Fund mergers (Note 8). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of underlying funds aggregated to $168,146,310 and $133,035,557, respectively, for the six months ended July 31, 2012.

Note 6. Shareholder Concentration

At July 31, 2012, one unaffiliated shareholder account owned 44.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Fund had no borrowings during the six months ended July 31, 2012.

Semiannual Report 2012	23

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Note 8. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Income Builder Fund II and Columbia Income Builder Fund III, both a series of RiverSource Income Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $245,366,610 and the combined net assets immediately after the acquisitions were $799,492,386.

The merger was accomplished by a tax-free exchange of 34,662,550 shares of Columbia Income Builder Fund II valued at $364,450,460 (including $34,155,336 of unrealized appreciation) and 18,017,128 shares of Columbia Income Builder Fund III valued at $189,675,316 (including $20,195,052 of unrealized appreciation).

In exchange for shares of Columbia Income Builder Fund II and Columbia Income Builder Fund III, the Fund issued the following number of shares:

Columbia Income Builder Fund II	Shares
Class A	29,831,147
Class B	2,329,089
Class C	1,602,236
Class R4	974

Columbia Income Builder Fund III	Shares
Class A	15,400,061
Class B	1,216,311
Class C	947,358
Class R4	3,901

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Income Builder Fund II’s and Columbia Income Builder Fund III’s cost of investments were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Income Builder Fund II and Columbia Income

Builder Fund III that have been included in the combined Fund’s Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on February 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2012, would have been approximately $27.3 million, $36.9 million, $(14.9) million and $49.3 million, respectively.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their

24	Semiannual Report 2012

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	25

Columbia Income Builder Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012. The Fund did not consult with PwC during the fiscal years ended January 31, 2012 and 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended January 31, 2012 and 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

26	Semiannual Report 2012

Columbia Income Builder Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Semiannual Report 2012	27

Columbia Income Builder Fund

Approval of Investment Management Services Agreement (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board observed that the Fund is not subject to any direct management fees under its IMS Agreement. The Board noted the rationale for according weight to the Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the management fees and other expenses incurred by the underlying Funds in which the Fund invests). In this regard, the Board noted that the Fund’s direct and indirect total expense ratios are lower than or approximate the median ratio for the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

28	Semiannual Report 2012

Columbia Income Builder Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Income Builder Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6513 H (9/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012